Schedule of Investments (Unaudited) June 30, 2023

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
CHINA — 99.6%
Communication Services — 0.7%
China South Publishing & Media Group, Cl A	7,100	$11,321
Chinese Universe Publishing and Media Group, Cl A	6,700	12,268
Shanghai Fengyuzhu Culture and Technology, Cl A	3,500	6,687
		30,276
Consumer Discretionary — 13.8%
China National Gold Group Gold Jewellery, Cl A	8,200	13,312
Chongqing Department Store, Cl A	2,600	11,237
Chongqing Zongshen Power Machinery, Cl A	9,600	9,343
Chow Tai Seng Jewellery, Cl A	4,200	10,265
Gree Electric Appliances of Zhuhai, Cl A	46,400	232,867
Hisense Home Appliances Group, Cl A	4,600	17,041
HLA Group, Cl A	17,400	16,456
IKD, Cl A	3,400	10,885
Lao Feng Xiang, Cl A	1,400	13,448
Luolai Lifestyle Technology, Cl A	4,100	6,481
Midea Group, Cl A	31,300	253,505
Ningbo Peacebird Fashion, Cl A	1,300	4,517
Zhejiang Semir Garment, Cl A	7,600	6,498
Zhejiang Wanfeng Auto Wheel, Cl A	17,600	16,766
		622,621
Consumer Staples — 5.7%
Anhui Kouzi Distillery, Cl A	3,900	26,456
Anhui Yingjia Distillery, Cl A	2,700	23,679
DaShenLin Pharmaceutical Group, Cl A	4,560	17,557
Heilongjiang Agriculture, Cl A	8,500	15,575
Henan Shuanghui Investment & Development, Cl A	10,700	36,021
Jiangsu Yanghe Brewery JSC, Cl A	6,300	113,750
Juewei Food, Cl A	3,900	19,916
Shanghai Flyco Electrical Appliance, Cl A	600	5,203
		258,157
Energy — 3.6%
Inner Mongolia Dian Tou Energy, Cl A	8,900	16,173
Shaanxi Coal Industry, Cl A	39,800	99,516
Shan Xi Hua Yang Group New Energy, Cl A	18,150	19,735
Shanxi Lu’an Environmental Energy Development, Cl A	12,100	27,145
		162,569
Financials — 34.9%
Agricultural Bank of China, Cl A	328,900	159,594
AVIC Industry-Finance Holdings, Cl A	53,700	28,272
Bank of Communications, Cl A	281,500	224,432
Bank of Jiangsu, Cl A	121,600	122,857

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Galaxy Securities, Cl A	12,900	$20,587
China Life Insurance, Cl A	17,100	82,176
China Merchants Bank, Cl A	49,500	222,909
China Merchants Securities, Cl A	38,000	70,883
CSC Financial, Cl A	13,200	43,911
GF Securities, Cl A	30,300	61,268
Guotai Junan Securities, Cl A	46,300	89,039
Huatai Securities, Cl A	52,900	100,131
Jiangsu Financial Leasing, Cl A	16,240	9,220
Ping An Insurance Group of China, Cl A	32,100	204,740
Postal Savings Bank of China, Cl A	113,900	76,562
Shenwan Hongyuan Group, Cl A	92,200	58,553
		1,575,134
Health Care — 6.6%
China Animal Healthcare * (A)	4,000	—
Hualan Biological Engineering, Cl A	11,100	34,193
Hubei Jumpcan Pharmaceutical, Cl A	4,100	16,367
Jiangzhong Pharmaceutical, Cl A	4,600	13,867
Livzon Pharmaceutical Group, Cl A	4,000	21,394
Renhe Pharmacy, Cl A	10,800	9,115
Shanghai Fosun Pharmaceutical Group, Cl A	13,000	55,218
Shijiazhuang Yiling Pharmaceutical, Cl A	9,200	32,489
Sichuan Kelun Pharmaceutical, Cl A	12,000	48,958
Sunflower Pharmaceutical Group, Cl A	3,600	12,045
Yunnan Baiyao Group, Cl A	7,600	54,826
		298,472
Industrials — 17.4%
Anhui Construction Engineering Group, Cl A	11,700	8,492
Anhui Heli, Cl A	6,200	16,986
China State Construction Engineering, Cl A	217,400	171,534
CNPC Capital, Cl A	25,600	25,442
CRRC, Cl A	125,000	111,687
Daqin Railway, Cl A	60,900	62,199
Guangxi Liugong Machinery, Cl A	9,500	10,316
Hangcha Group, Cl A	3,600	11,654
Hangxiao Steel Structure, Cl A	13,600	7,646
Harbin Boshi Automation, Cl A	5,000	12,021
Hongrun Construction Group, Cl A	5,900	4,388
Jingjin Equipment, Cl A	2,900	12,501
Metallurgical Corp of China, Cl A	72,800	39,728
Neway Valve Suzhou, Cl A	3,900	7,977
Shanghai Construction Group, Cl A	61,000	22,556
Shanghai Mechanical and Electrical Industry, Cl A	4,100	9,683
Shanghai Tunnel Engineering, Cl A	22,000	18,175

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Sinosteel Engineering & Technology, Cl A	6,100	$8,092
Sinotruk Jinan Truck, Cl A	6,900	15,982
Sumec, Cl A	4,800	5,648
Suzhou Secote Precision Electronic, Cl A	900	5,505
Tian Di Science & Technology, Cl A	16,200	12,983
Weichai Power, Cl A	55,800	95,572
Xiamen Xiangyu, Cl A	11,500	13,753
Zhejiang Chint Electrics, Cl A	11,500	43,709
Zhejiang Weixing New Building Materials, Cl A	7,500	21,176
ZhongYeDa Electric, Cl A	2,900	4,544
Zhongyuan Environment-Protection, Cl A	3,400	3,356
		783,305
Information Technology — 0.7%
Aisino, Cl A	12,900	24,276
Hanergy Thin Film Power Group * (A)	65,064	—
Olympic Circuit Technology, Cl A	3,300	8,859
		33,135
Materials — 0.7%
China Lumena New Materials * (A)	718	—
Gansu Qilianshan Cement Group, Cl A *	6,000	9,378
Huaibei Mining Holdings, Cl A	9,900	15,677
Shantou Dongfeng Printing, Cl A *	11,300	6,803
Tianhe Chemicals Group * (A)	40,000	—
		31,858
Real Estate — 7.5%
China Vanke, Cl A	70,100	135,097
Hangzhou Binjiang Real Estate Group, Cl A	12,300	14,913
Poly Developments and Holdings Group, Cl A	73,900	132,363
Rongan Property, Cl A	8,400	3,522
Seazen Holdings, Cl A *	9,000	17,827
Zhejiang China Commodities City Group, Cl A	27,900	32,714
		336,436
Utilities — 8.0%
CECEP Solar Energy, Cl A	25,500	23,766
CGN Power, Cl A	79,900	34,157
China Yangtze Power, Cl A	77,800	235,920
Grandblue Environment, Cl A	4,800	12,490

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CICC China Leaders 100 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
SDIC Power Holdings, Cl A	30,500	$53,036
		359,369
TOTAL CHINA		4,491,332

TOTAL COMMON STOCK (Cost $4,903,632)		4,491,332

TOTAL INVESTMENTS — 99.6% (Cost $4,903,632)		4,491,332
OTHER ASSETS LESS LIABILITIES – 0.4%		18,899
NET ASSETS - 100%		$4,510,231

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-001-2000

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
CHINA — 99.8%
Communication Services — 41.7%
Autohome ADR	2,068,872	$60,328,308
Baidu, Cl A *	17,547,734	297,366,087
Bilibili, Cl Z *	7,941,864	118,267,556
China Literature *	14,603,800	61,403,569
iQIYI ADR * (A)	15,194,888	81,140,702
JOYY ADR	1,130,184	34,707,951
Kanzhun ADR *	12,028,107	181,023,010
Kingsoft	30,801,200	121,253,735
Kuaishou Technology, Cl B *	26,486,300	180,989,379
NetEase	11,097,805	216,104,566
Tencent Holdings	11,040,575	467,173,860
Tencent Music Entertainment Group ADR *	19,147,822	141,310,926
Weibo ADR	2,593,648	34,002,725
		1,995,072,374
Consumer Discretionary — 39.5%
Alibaba Group Holding *	41,108,564	425,951,994
East Buy Holding * (A)	13,416,500	43,656,784
JD.com, Cl A	10,796,090	182,400,830
Meituan, Cl B *	24,481,948	382,071,584
PDD Holdings ADR *	4,762,577	329,284,574
TAL Education Group ADR *	14,503,897	86,443,226
Tongcheng Travel Holdings *	37,434,200	78,244,672
Trip.com Group *	5,321,500	185,111,005
Vipshop Holdings ADR *	10,636,164	175,496,706
		1,888,661,375
Consumer Staples — 6.8%
Alibaba Health Information Technology *	154,058,000	92,592,856
JD Health International *	30,785,450	194,260,330
Ping An Healthcare and Technology * (A)	15,530,400	37,534,872
		324,388,058
Financials — 3.5%
Lufax Holding ADR	25,302,181	36,182,119
Qifu Technology ADR	4,527,778	78,240,004
ZhongAn Online P&C Insurance, Cl H *	19,399,600	52,728,412
		167,150,535
Industrials — 3.7%
Full Truck Alliance ADR *	29,058,000	180,740,760

Information Technology — 0.9%
Chindata Group Holdings ADR *	5,894,949	42,207,835

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 3.7%
KE Holdings ADR *	11,939,711	$177,304,708

TOTAL CHINA		4,775,525,645

TOTAL COMMON STOCK (Cost $6,307,832,184)		4,775,525,645

SHORT-TERM INVESTMENT — 1.3%
Invesco Government & Agency Portfolio, Cl Institutional, 4.750% (B) (C)	60,654,111	60,654,111
TOTAL SHORT-TERM INVESTMENT (Cost $60,654,111)		60,654,111

TOTAL INVESTMENTS — 101.1% (Cost $6,368,486,295)		4,836,179,756
OTHER ASSETS LESS LIABILITIES – (1.1)%		(54,558,245)
NET ASSETS - 100%		$4,781,621,511

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $57,720,302.
(B)	The rate shown is the 7-day effective yield as of June 30, 2023.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2023 was $60,654,111.

See “Glossary” for abbreviations.

KRS-QH-002-2000

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
CHINA — 99.3%
Communication Services — 1.6%
China United Network Communications, Cl A	5,624,000	$3,710,782
Focus Media Information Technology, Cl A	2,544,702	2,382,117
		6,092,899
Consumer Discretionary — 5.4%
BYD, Cl A	395,289	14,033,553
China Tourism Group Duty Free, Cl A	425,732	6,468,378
		20,501,931
Consumer Staples — 14.3%
Foshan Haitian Flavouring & Food, Cl A	438,944	2,826,815
Inner Mongolia Yili Industrial Group, Cl A	606,212	2,359,917
Jiangsu Yanghe Brewery JSC, Cl A	142,822	2,578,720
Kweichow Moutai, Cl A	119,889	27,867,749
Luzhou Laojiao, Cl A	139,946	4,031,518
Muyuan Foods, Cl A	518,445	3,003,856
Shanxi Xinghuacun Fen Wine Factory, Cl A	115,616	2,941,256
Wuliangye Yibin, Cl A	370,379	8,327,775
		53,937,606
Energy — 3.2%
China Petroleum & Chemical, Cl A	4,761,440	4,162,693
China Shenhua Energy, Cl A	990,647	4,187,386
Shaanxi Coal Industry, Cl A	1,460,916	3,652,892
		12,002,971
Financials — 18.0%
Agricultural Bank of China, Cl A	11,703,107	5,678,777
Bank of Communications, Cl A	5,395,799	4,301,924
Bank of Ningbo, Cl A	910,918	3,167,953
China Merchants Bank, Cl A	2,845,558	12,814,165
China Pacific Insurance Group, Cl A	937,614	3,348,437
CITIC Securities, Cl A	1,683,422	4,577,182
East Money Information, Cl A	2,179,931	4,255,103
Industrial & Commercial Bank of China, Cl A	8,648,126	5,729,912
Industrial Bank, Cl A	2,865,622	6,164,703
Ping An Bank, Cl A	2,667,771	4,118,199
Ping An Insurance Group of China, Cl A	1,494,298	9,530,905
Shanghai Pudong Development Bank, Cl A	4,035,046	4,015,744
		67,703,004
Health Care — 8.5%
Aier Eye Hospital Group, Cl A	1,843,181	4,699,924
Jiangsu Hengrui Pharmaceuticals, Cl A	1,260,239	8,297,885
Shenzhen Mindray Bio-Medical Electronics, Cl A	240,353	9,905,128

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
WuXi AppTec, Cl A	506,682	$4,339,824
Zhangzhou Pientzehuang Pharmaceutical, Cl A	119,150	4,690,135
		31,932,896
Industrials — 15.7%
China State Construction Engineering, Cl A	8,667,058	6,838,526
Contemporary Amperex Technology, Cl A	911,735	28,673,770
COSCO SHIPPING Holdings, Cl A	2,633,160	3,402,390
Eve Energy, Cl A	424,245	3,528,183
NARI Technology, Cl A	1,660,291	5,271,997
SF Holding, Cl A	1,015,159	6,292,066
Sungrow Power Supply, Cl A	306,938	4,920,847
		58,927,779
Information Technology — 15.8%
Beijing Kingsoft Office Software, Cl A	204,314	13,262,379
BOE Technology Group, Cl A	16,614,945	9,341,168
LONGi Green Energy Technology, Cl A	3,358,791	13,237,003
Luxshare Precision Industry, Cl A	3,136,950	13,992,690
Tongwei, Cl A	1,994,505	9,406,646
		59,239,886
Materials — 11.3%
Wanhua Chemical Group, Cl A	2,026,599	24,470,289
Zijin Mining Group, Cl A	11,544,192	18,042,759
		42,513,048
Real Estate — 1.7%
China Vanke, Cl A	1,561,400	3,009,131
Poly Developments and Holdings Group, Cl A	1,922,077	3,442,660
		6,451,791
Utilities — 3.8%
China Three Gorges Renewables Group, Cl A	4,386,500	3,237,959
China Yangtze Power, Cl A	3,626,270	10,996,250
		14,234,209
TOTAL CHINA		373,538,020

TOTAL COMMON STOCK (Cost $464,245,985)		373,538,020

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Number of Rights	Value
RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	66,139	$—
TOTAL CHINA		—
TOTAL RIGHT (Cost $–)		—

TOTAL INVESTMENTS — 99.3% (Cost $464,245,985)		373,538,020
OTHER ASSETS LESS LIABILITIES – 0.7%		2,539,783
NET ASSETS - 100%		$376,077,803

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-003-1900

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount (A)	Value
CORPORATE OBLIGATIONS — 27.1%
CHINA — 18.1%
Consumer, Cyclical — 11.9%
Zhejiang Geely Holding Group, MTN
3.300%, 03/28/2025	4,000,000	$545,455

Utilities — 6.2%
China Three Gorges
4.150%, 05/11/2026	2,000,000	285,426

TOTAL CHINA		830,881

SUPRANATIONAL — 9.0%
Government — 9.0%
New Development Bank
2.450%, 01/27/2025	3,000,000	411,493

TOTAL CORPORATE OBLIGATIONS (Cost $1,323,232)		1,242,374

GLOBAL BONDS — 27.0%
CHINA — 27.0%
Agricultural Development Bank of China
2.900%, 03/08/2028	2,300,000	319,777
China Development Bank
3.090%, 06/18/2030	820,000	114,741
China Government Bond
4.080%, 10/22/2048	1,190,000	191,159
3.290%, 05/23/2029	1,600,000	229,154
2.680%, 05/21/2030	1,800,000	247,066
Export-Import Bank of China
3.180%, 03/11/2032	1,000,000	140,154
		1,242,051
TOTAL GLOBAL BONDS (Cost $1,353,117)		1,242,051

TOTAL INVESTMENTS — 54.1% (Cost $2,676,349)		2,484,425
OTHER ASSETS LESS LIABILITIES – 45.9%		2,110,955
NET ASSETS - 100%		$4,595,380

(A)	In CNY unless otherwise indicated.

See “Glossary” for abbreviations.

KRS-QH-004-1800

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 98.7% ‡
CHINA — 98.5%
Communication Services — 13.0%
Autohome ADR	456	$13,297
Baidu, Cl A *	5,750	97,440
Bilibili, Cl Z *	1,100	16,381
Focus Media Information Technology, Cl A	25,000	23,403
iQIYI ADR *	2,365	12,629
Kingsoft	12,600	49,602
Kuaishou Technology, Cl B *	4,900	33,483
NetEase	3,400	66,208
Tencent Holdings	13,458	569,465
Tencent Music Entertainment Group ADR *	3,190	23,542
		905,450
Consumer Discretionary — 22.0%
Alibaba Group Holding *	36,024	373,268
ANTA Sports Products	4,000	40,860
BYD, Cl A	2,000	71,004
BYD, Cl H	3,000	95,705
China Tourism Group Duty Free, Cl A	2,000	30,387
Chongqing Changan Automobile, Cl A	24,338	43,258
Fuyao Glass Industry Group, Cl A	7,100	34,989
Geely Automobile Holdings	20,000	24,398
Great Wall Motor, Cl H	14,500	16,597
Guangzhou Automobile Group, Cl H	16,000	9,535
H World Group ADR *	681	26,409
Haier Smart Home, Cl A	7,400	23,884
Haier Smart Home, Cl H	9,800	30,826
Huayu Automotive Systems, Cl A	4,000	10,150
JD.com, Cl A	4,822	81,465
Li Auto, Cl A *	3,100	53,601
Li Ning	6,500	34,961
Meituan, Cl B *	10,766	168,014
New Oriental Education & Technology Group *	5,000	19,619
NIO ADR *	4,002	38,779
PDD Holdings ADR *	1,199	82,899
SAIC Motor, Cl A	10,157	19,784
Shenzhen Overseas Chinese Town, Cl A *	24,000	14,516
Shenzhou International Group Holdings	3,300	31,477
TAL Education Group ADR *	2,520	15,019
TravelSky Technology, Cl H	6,000	10,183
Trip.com Group *	1,400	48,700
Vipshop Holdings ADR *	1,609	26,548
Yum China Holdings	1,055	59,607
		1,536,442

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 10.2%
Alibaba Health Information Technology *	16,000	$9,616
Anhui Gujing Distillery, Cl A	1,200	40,806
China Mengniu Dairy	12,000	45,173
China Resources Beer Holdings	4,000	26,338
Foshan Haitian Flavouring & Food, Cl A	5,135	33,067
Guangdong Haid Group, Cl A	4,300	27,686
Henan Shuanghui Investment & Development, Cl A	4,600	15,486
Inner Mongolia Yili Industrial Group, Cl A	6,700	26,082
Jiangsu Yanghe Brewery JSC, Cl A	1,400	25,278
Kweichow Moutai, Cl A	900	209,202
Luzhou Laojiao, Cl A	2,000	57,615
Muyuan Foods, Cl A	7,502	43,466
New Hope Liuhe, Cl A *	11,800	18,945
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,460	37,142
Tingyi Cayman Islands Holding	12,000	18,651
Want Want China Holdings	20,000	13,271
Wuliangye Yibin, Cl A	2,800	62,957
		710,781
Energy — 3.9%
China Oilfield Services, Cl H	14,000	14,453
China Petroleum & Chemical, Cl A	40,800	35,669
China Petroleum & Chemical, Cl H	84,500	49,493
China Shenhua Energy, Cl H	10,000	30,562
PetroChina, Cl A	19,600	20,126
PetroChina, Cl H	59,984	41,486
Shaanxi Coal Industry, Cl A	10,400	26,004
Shanxi Lu’an Environmental Energy Development, Cl A	6,700	15,031
Yankuang Energy Group, Cl H	14,000	40,107
		272,931
Financials — 21.6%
Agricultural Bank of China, Cl A	76,600	37,169
Agricultural Bank of China, Cl H	91,397	35,922
Bank of Beijing, Cl A	24,600	15,657
Bank of China, Cl A	30,400	16,339
Bank of China, Cl H	210,396	84,302
Bank of Communications, Cl A	38,200	30,456
Bank of Communications, Cl H	28,000	18,544
Bank of Hangzhou, Cl A	12,400	20,028
Bank of Jiangsu, Cl A	19,400	19,601
Bank of Nanjing, Cl A	12,300	13,526
Bank of Ningbo, Cl A	6,300	21,910
Bank of Shanghai, Cl A	16,304	12,887
China CITIC Bank, Cl H	28,000	13,149
China Construction Bank, Cl A	10,500	9,035

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Construction Bank, Cl H	241,000	$155,918
China Everbright Bank, Cl A	48,100	20,298
China Galaxy Securities, Cl H	33,500	17,869
China Life Insurance, Cl H	20,483	34,136
China Merchants Bank, Cl A	15,600	70,250
China Merchants Bank, Cl H	11,500	52,242
China Merchants Securities, Cl A	8,300	15,482
China Minsheng Banking, Cl A	44,600	22,990
China Minsheng Banking, Cl H	26,000	9,622
China Pacific Insurance Group, Cl A	6,300	22,499
China Pacific Insurance Group, Cl H	9,400	24,290
CITIC Securities, Cl A	13,845	37,644
CITIC Securities, Cl H	7,000	12,684
East Money Information, Cl A	13,700	26,742
Everbright Securities, Cl A	9,000	19,658
GF Securities, Cl A	8,800	17,794
Guosen Securities, Cl A	9,500	11,400
Guotai Junan Securities, Cl A	7,300	14,038
Haitong Securities, Cl A	11,000	13,941
Huatai Securities, Cl A	10,400	19,686
Huatai Securities, Cl H	8,000	9,882
Huaxia Bank, Cl A	16,200	12,047
Industrial & Commercial Bank of China, Cl A	58,600	38,826
Industrial & Commercial Bank of China, Cl H	185,441	98,913
Industrial Bank, Cl A	17,500	37,647
Industrial Securities, Cl A	24,169	20,332
New China Life Insurance, Cl A	3,500	17,691
New China Life Insurance, Cl H	3,200	8,432
Orient Securities, Cl A	12,300	16,400
People’s Insurance Group of China, Cl H	47,452	17,197
PICC Property & Casualty, Cl H	25,510	28,353
Ping An Bank, Cl A	17,391	26,846
Ping An Insurance Group of China, Cl A	8,900	56,766
Ping An Insurance Group of China, Cl H	16,500	104,960
Shanghai Pudong Development Bank, Cl A	25,000	24,880
Shenwan Hongyuan Group, Cl A	28,700	18,227
		1,505,107
Health Care — 5.3%
Beijing Tongrentang, Cl A	1,844	14,590
Changchun High & New Technology Industry Group, Cl A	1,200	22,483
China Medical System Holdings	8,000	13,026
CSPC Pharmaceutical Group	39,520	34,343
Genscript Biotech *	12,000	26,950
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,000	8,764

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Huadong Medicine, Cl A	2,580	$15,381
Jiangsu Hengrui Pharmaceuticals, Cl A	4,916	32,369
Shanghai Fosun Pharmaceutical Group, Cl A	3,400	14,442
Shanghai Pharmaceuticals Holding, Cl A	6,600	20,331
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,000	41,211
Sinopharm Group, Cl H	5,600	17,508
Wuxi Biologics Cayman *	10,000	47,916
Yunnan Baiyao Group, Cl A	1,840	13,274
Zai Lab *	3,100	8,307
Zhangzhou Pientzehuang Pharmaceutical, Cl A	600	23,618
Zhejiang NHU, Cl A	6,132	12,981
		367,494
Industrials — 6.9%
AECC Aviation Power, Cl A	3,400	19,751
China Conch Venture Holdings	7,000	9,111
China Eastern Airlines, Cl A *	21,400	14,002
China Energy Engineering, Cl A	69,737	22,431
China Merchants Port Holdings	14,734	20,794
China Railway Group, Cl H	20,000	13,195
China Southern Airlines, Cl A *	20,100	16,661
CITIC	20,780	24,793
Contemporary Amperex Technology, Cl A	3,100	97,494
COSCO SHIPPING Holdings, Cl A	21,420	27,677
Daqin Railway, Cl A	13,600	13,890
Fosun International	10,000	6,865
Metallurgical Corp of China, Cl A	35,600	19,428
Power Construction Corp of China, Cl A	16,300	12,861
Sany Heavy Industry, Cl A	11,800	26,974
SF Holding, Cl A	3,900	24,173
Shanghai International Airport, Cl A *	1,400	8,741
Shanghai International Port Group, Cl A	11,100	8,011
Weichai Power, Cl A	15,088	25,842
Zhejiang Chint Electrics, Cl A	3,300	12,543
Zhuzhou CRRC Times Electric, Cl H	2,700	10,060
Zoomlion Heavy Industry Science and Technology, Cl A	14,100	13,083
ZTO Express Cayman ADR *	1,232	30,899
		479,279
Information Technology — 4.9%
BOE Technology Group, Cl A	41,900	23,557
GDS Holdings, Cl A *	8,300	11,333
Hanergy Thin Film Power Group * (A)	4,364	—
Iflytek, Cl A	2,800	26,157
Kingboard Holdings	4,000	10,897
Kingdee International Software Group *	14,000	18,723

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Lenovo Group	28,000	$29,191
LONGi Green Energy Technology, Cl A	8,429	33,218
Luxshare Precision Industry, Cl A	10,274	45,828
Sunny Optical Technology Group	2,600	25,928
Unigroup Guoxin Microelectronics, Cl A *	2,020	25,893
Xiaomi, Cl B *	37,400	51,161
Yonyou Network Technology, Cl A	4,625	13,033
ZTE, Cl H	6,600	26,445
		341,364
Materials — 3.8%
Anhui Conch Cement, Cl A	3,300	10,769
Anhui Conch Cement, Cl H	6,000	15,925
Baoshan Iron & Steel, Cl A	24,900	19,236
China National Building Material, Cl H	16,000	9,841
China Northern Rare Earth Group High-Tech, Cl A	9,200	30,326
CMOC Group, Cl H	48,000	25,113
Ganfeng Lithium Group, Cl A	2,720	22,793
Inner Mongolia BaoTou Steel Union, Cl A *	56,000	13,779
Rongsheng Petrochemical, Cl A	10,950	17,521
Shandong Hualu Hengsheng Chemical, Cl A	4,740	19,957
Tianqi Lithium, Cl A	1,340	12,877
Wanhua Chemical Group, Cl A	2,500	30,186
Zhejiang Huayou Cobalt, Cl A	1,504	9,492
Zijin Mining Group, Cl A	15,700	24,538
		262,353
Real Estate — 3.2%
China Evergrande Group * (A)	13,000	—
China Merchants Shekou Industrial Zone Holdings, Cl A	8,000	14,329
China Overseas Land & Investment	14,839	32,342
China Resources Land	12,214	51,745
China Vanke, Cl A	9,143	17,620
China Vanke, Cl H	8,100	10,874
Country Garden Holdings *	46,612	9,457
Gemdale, Cl A	9,300	9,217
KE Holdings ADR *	1,875	27,844
Longfor Group Holdings	7,000	17,007
Poly Developments and Holdings Group, Cl A	11,100	19,881
Seazen Holdings, Cl A *	5,600	11,093
Shimao Group Holdings * (A)	17,500	—
		221,409
Utilities — 3.7%
China Gas Holdings	9,600	10,988
China Longyuan Power Group, Cl H	14,000	14,417

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
China Resources Gas Group	6,700	$22,913
China Resources Power Holdings	12,000	27,103
China Yangtze Power, Cl A	18,700	56,706
ENN Energy Holdings	2,082	25,930
Guangdong Investment	14,000	12,076
Huadian Power International, Cl A	44,400	40,831
Huaneng Power International, Cl H *	39,077	24,434
Sichuan Chuantou Energy, Cl A	11,800	24,412
		259,810
TOTAL CHINA		6,862,420

HONG KONG — 0.2%
Health Care — 0.2%
Sino Biopharmaceutical	31,500	13,707
TOTAL HONG KONG		13,707

TOTAL COMMON STOCK (Cost $8,728,796)		6,876,127

	Number of Rights
RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	480	—
TOTAL CHINA		—
TOTAL RIGHT (Cost $–)		—

TOTAL INVESTMENTS — 98.7% (Cost $8,728,796)		6,876,127
OTHER ASSETS LESS LIABILITIES – 1.3%		89,232
NET ASSETS - 100%		$6,965,359

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-011-1100

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
CHINA — 44.2%
Energy — 2.6%
China Petroleum & Chemical, Cl H	170,000	$99,571
Guanghui Energy, Cl A	13,400	12,636
		112,207
Financials — 3.8%
Bank of Changsha, Cl A	8,200	8,747
Bank of Chengdu, Cl A	7,600	12,756
Bank of Guiyang, Cl A	7,527	5,339
Bank of Hangzhou, Cl A	12,300	19,866
Bank of Jiangsu, Cl A	30,655	30,972
Bank of Nanjing, Cl A	20,991	23,084
Bank of Ningbo, Cl A	13,646	47,457
Bank of Suzhou, Cl A	7,600	6,843
Chongqing Rural Commercial Bank, Cl A	18,200	8,981
		164,045
Industrials — 19.0%
Beijing New Building Materials, Cl A	3,508	11,819
Beijing-Shanghai High Speed Railway, Cl A	70,200	50,758
China Communications Services, Cl H	16,000	7,881
China Conch Venture Holdings	10,000	13,016
China Energy Engineering, Cl A	66,000	21,230
China First Heavy Industries, Cl A *	13,900	6,420
China Railway Group, Cl H	28,500	18,802
China State Construction Engineering, Cl A	88,900	70,144
China XD Electric, Cl A	10,300	7,660
CRRC, Cl H	29,000	15,875
Dajin Heavy Industry, Cl A	1,300	5,511
Daqin Railway, Cl A	30,732	31,388
Dongfang Electric, Cl A	5,800	14,869
Fangda Carbon New Material, Cl A *	7,800	6,648
Farasis Energy Gan Zhou, Cl A *	2,463	7,310
Gotion High-tech, Cl A *	3,700	14,048
Guangdong Kinlong Hardware Products, Cl A	700	6,227
Guangzhou Great Power Energy & Technology, Cl A *	1,000	6,604
Hoyuan Green Energy, Cl A	900	9,223
Jiangsu Expressway, Cl H	10,000	9,213
Jiangsu Hengli Hydraulic, Cl A	2,800	24,760
Jiangsu Zhongtian Technology, Cl A	7,100	15,528
Jiangxi Special Electric Motor, Cl A *	3,600	5,899
Liaoning Port, Cl A	38,400	8,234
Metallurgical Corp of China, Cl A	40,400	22,047
Ming Yang Smart Energy Group, Cl A	4,800	11,138
NARI Technology, Cl A	16,952	53,828

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Ningbo Deye Technology, Cl A	900	$18,501
Ningbo Orient Wires & Cables, Cl A	1,500	10,110
Ningbo Ronbay New Energy Technology, Cl A	916	6,802
North Industries Group Red Arrow, Cl A	2,900	7,211
Power Construction Corp of China, Cl A	35,400	27,931
Riyue Heavy Industry, Cl A	2,200	5,743
Shanghai Construction Group, Cl A	17,900	6,619
Shanghai Electric Group, Cl A *	25,800	16,207
Shanghai International Port Group, Cl A	14,310	10,327
Shenzhen Inovance Technology, Cl A	2,750	24,272
Shenzhen International Holdings	9,993	8,799
Shuangliang Eco-Energy Systems, Cl A	4,000	7,687
Sichuan Road & Bridge, Cl A	16,500	22,250
Sieyuan Electric, Cl A	1,600	10,275
Suzhou Maxwell Technologies, Cl A	604	14,063
TBEA, Cl A	7,975	24,435
Titan Wind Energy Suzhou, Cl A *	3,800	7,955
XCMG Construction Machinery, Cl A	24,148	22,472
Xiangtan Electric Manufacturing, Cl A *	2,800	7,348
Xinjiang Goldwind Science & Technology, Cl A	7,100	10,365
Yangzijiang Shipbuilding Holdings	22,200	24,606
Zhefu Holding Group, Cl A	11,100	6,302
Zhejiang Expressway, Cl H	10,000	7,592
Zhejiang Weixing New Building Materials, Cl A	3,300	9,317
Zhuzhou CRRC Times Electric, Cl H	3,400	12,669
Zhuzhou Kibing Group, Cl A	5,500	6,517
		812,455
Materials — 3.6%
Anhui Conch Cement, Cl H	8,500	22,561
China National Building Material, Cl H	27,000	16,607
China Northern Rare Earth Group High-Tech, Cl A	7,524	24,801
China Rare Earth Resources And Technology, Cl A	2,000	8,138
China Resources Cement Holdings	18,000	7,419
Henan Shenhuo Coal & Power, Cl A	4,700	8,399
Jinduicheng Molybdenum, Cl A	6,500	9,962
Shenghe Resources Holding, Cl A	3,600	6,369
Tangshan Jidong Cement, Cl A	5,400	5,471
Western Mining, Cl A	4,900	7,079
Xiamen Tungsten, Cl A	3,000	7,848
Yintai Gold, Cl A	5,700	9,167
Youngy, Cl A	600	5,512
Yunnan Chihong Zinc & Germanium, Cl A	10,700	7,384
Yunnan Tin, Cl A	3,400	7,267
		153,984

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 15.2%
Beijing Enterprises Holdings	3,500	$12,662
CECEP Solar Energy, Cl A	7,900	7,363
CECEP Wind-Power, Cl A	13,300	6,710
CGN Power, Cl H	77,000	18,571
China Gas Holdings	18,600	21,290
China Longyuan Power Group, Cl H	23,000	23,685
China National Nuclear Power, Cl A	38,500	37,310
China Power International Development	35,000	12,863
China Resources Gas Group	6,600	22,571
China Resources Power Holdings	14,635	33,055
China Three Gorges Renewables Group, Cl A	59,000	43,552
China Yangtze Power, Cl A	48,900	148,284
Datang International Power Generation, Cl A	17,100	7,780
ENN Energy Holdings	5,500	68,499
ENN Natural Gas, Cl A	5,400	14,089
GD Power Development, Cl A	36,600	19,269
Huadian Power International, Cl A	16,642	15,304
Huaneng Power International, Cl H *	31,000	19,383
Kunlun Energy	28,000	22,010
SDIC Power Holdings, Cl A	15,506	26,962
Shanghai Electric Power, Cl A	5,900	8,735
Shenergy, Cl A	10,319	9,915
Shenzhen Energy Group, Cl A	9,800	8,877
Sichuan Chuantou Energy, Cl A	9,284	19,207
Wintime Energy Group, Cl A *	45,600	8,901
Zhejiang Zheneng Electric Power, Cl A *	23,300	16,238
		653,085
TOTAL CHINA		1,895,776

HONG KONG — 0.2%
Industrials — 0.2%
Hutchison Port Holdings Trust, Cl U	41,100	7,932
TOTAL HONG KONG		7,932

INDIA — 3.4%
Energy — 0.4%
Great Eastern Shipping	2,057	18,618

Industrials — 0.7%
AIA Engineering	822	32,068

Materials — 2.3%
Fine Organic Industries	158	9,415
PI Industries	1,578	75,436

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Vinati Organics	532	$11,822
		96,673
TOTAL INDIA		147,359

INDONESIA — 3.8%
Energy — 1.6%
Adaro Energy Indonesia	302,200	44,950
Indo Tambangraya Megah	8,100	13,034
Medco Energi Internasional	151,600	8,999
		66,983
Materials — 2.2%
Indah Kiat Pulp & Paper	56,900	32,259
Merdeka Copper Gold *	249,100	50,842
Pabrik Kertas Tjiwi Kimia	28,900	11,903
		95,004
TOTAL INDONESIA		161,987

ISRAEL — 5.8%
Industrials — 3.3%
Elbit Systems	559	116,291
ZIM Integrated Shipping Services	2,021	25,040
		141,331
Materials — 2.5%
ICL Group	16,273	88,141
Israel	81	21,196
		109,337
TOTAL ISRAEL		250,668

JORDAN — 0.3%
Financials — 0.3%
Arab Bank	1,854	11,071
TOTAL JORDAN		11,071

KAZAKHSTAN — 0.9%
Energy — 0.9%
NAC Kazatomprom JSC GDR	1,371	36,950
TOTAL KAZAKHSTAN		36,950

KUWAIT — 9.5%
Financials — 9.5%
Kuwait Finance House	167,998	407,218
TOTAL KUWAIT		407,218

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
MALAYSIA — 2.6%
Industrials — 0.8%
Pentamaster	10,300	$10,857
Sime Darby	56,800	24,947
		35,804
Materials — 1.8%
Petronas Chemicals Group	58,800	75,587

TOTAL MALAYSIA		111,391

PHILIPPINES — 5.4%
Industrials — 5.4%
Aboitiz Equity Ventures	34,940	34,434
Ayala	6,390	72,351
International Container Terminal Services	21,480	79,306
JG Summit	56,042	45,128
TOTAL PHILIPPINES		231,219

POLAND — 1.9%
Materials — 1.9%
KGHM Polska Miedz	2,966	82,053
TOTAL POLAND		82,053

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC (A)	33,666	—
Sovcomflot PJSC (A)	9,110	—
Surgutneftegas PJSC (A)	143,400	—
		—
Materials — 0.0%
MMC Norilsk Nickel PJSC * (A)	1,239	—
Polymetal International * (A)	7,154	—
Segezha Group PJSC * (A)	78,500	—
		—
TOTAL RUSSIA		—

SINGAPORE — 9.8%
Financials — 6.1%
Oversea-Chinese Banking	28,812	261,434

Industrials — 3.7%
Keppel	12,500	61,976
Singapore Airlines	11,400	60,228

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Singapore Technologies Engineering	13,400	$36,437
		158,641
TOTAL SINGAPORE		420,075

SOUTH AFRICA — 3.5%
Materials — 3.5%
Impala Platinum Holdings	18,130	120,270
Kumba Iron Ore	1,351	31,648
TOTAL SOUTH AFRICA		151,918

THAILAND — 5.4%
Energy — 4.6%
PTT	209,100	197,570

Materials — 0.8%
Indorama Ventures	34,400	33,231

TOTAL THAILAND		230,801

TURKEY — 2.2%
Industrials — 2.2%
Kontrolmatik Enerji Ve Muhendislik	1,853	10,576
Turk Hava Yollari AO *	11,602	86,203
TOTAL TURKEY		96,779

UNITED ARAB EMIRATES — 0.7%
Industrials — 0.7%
Air Arabia PJSC	48,174	31,740
TOTAL UNITED ARAB EMIRATES		31,740

TOTAL COMMON STOCK (Cost $5,421,868)		4,274,937

PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A) (B)	136,600	—
TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.6% (Cost $5,496,714)		4,274,937
OTHER ASSETS LESS LIABILITIES – 0.4%		15,397
NET ASSETS - 100%		$4,290,334

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI One Belt One Road Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-006-1200

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
BRAZIL — 12.4%
Consumer Discretionary — 6.2%
Americanas *	1,378,400	$334,313
MercadoLibre *	403	477,394
		811,707
Financials — 5.4%
Cielo *	108,500	103,237
Pagseguro Digital, Cl A *	10,067	95,032
StoneCo, Cl A *	7,725	98,417
XP, Cl A *	17,075	400,580
		697,266
Information Technology — 0.8%
TOTVS *	17,000	105,651

TOTAL BRAZIL		1,614,624

CHINA — 37.9%
Communication Services — 16.6%
Baidu, Cl A *	27,664	468,798
Bilibili, Cl Z *	20,580	306,470
JOYY ADR	3,551	109,051
Kuaishou Technology, Cl B *	46,100	315,016
NetEase	25,500	496,555
Tencent Holdings	11,175	472,862
		2,168,752
Consumer Discretionary — 16.3%
Alibaba Group Holding *	44,700	463,165
JD.com, Cl A	25,925	438,005
Meituan, Cl B *	29,898	466,588
PDD Holdings ADR *	6,301	435,651
Trip.com Group *	9,150	318,287
		2,121,696
Consumer Staples — 2.6%
JD Health International *	53,550	337,908

Real Estate — 2.4%
KE Holdings, Cl A *	63,000	312,725

TOTAL CHINA		4,941,081

INDIA — 9.8%
Consumer Discretionary — 6.1%
FSN E-Commerce Ventures *	201,852	365,634
MakeMyTrip *	3,715	100,231

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Zomato *	366,197	$335,011
		800,876
Financials — 3.7%
One 97 Communications *	34,412	364,040
PB Fintech *	13,510	114,751
		478,791
TOTAL INDIA		1,279,667

INDONESIA — 0.8%
Consumer Discretionary — 0.8%
Bukalapak.com *	7,403,600	104,690
TOTAL INDONESIA		104,690

JAPAN — 2.5%
Communication Services — 2.5%
Nexon	16,800	319,297
TOTAL JAPAN		319,297

MALAYSIA — 0.7%
Industrials — 0.7%
My EG Services	574,800	92,362
TOTAL MALAYSIA		92,362

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR * (A)	49,503	—
Yandex, Cl A * (A)	31,479	—
		—
Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR * (A)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR * (A)	11,746	—

TOTAL RUSSIA		—

SINGAPORE — 3.3%
Communication Services — 3.3%
Sea ADR *	7,429	431,179
TOTAL SINGAPORE		431,179

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH AFRICA — 4.0%
Consumer Discretionary — 4.0%
Naspers, Cl N	2,867	$515,844
TOTAL SOUTH AFRICA		515,844

SOUTH KOREA — 22.7%
Communication Services — 19.1%
AfreecaTV	1,648	91,552
Com2uSCorp	2,048	94,190
Kakao	7,834	291,921
Kakao Games *	3,343	83,343
Krafton *	2,177	321,845
NAVER *	2,198	304,933
NCSoft	1,414	316,571
Netmarble *	7,846	292,368
NHN *	5,136	95,887
Pearl Abyss *	8,527	340,394
Studio Dragon *	2,054	83,554
Wemade	2,964	87,841
Wysiwyg Studios *	36,507	86,305
		2,490,704
Consumer Discretionary — 2.8%
Coupang, Cl A *	21,004	365,469

Information Technology — 0.8%
Douzone Bizon	4,309	101,213

TOTAL SOUTH KOREA		2,957,386

SWEDEN — 0.7%
Information Technology — 0.7%
Truecaller, Cl B *	35,495	97,238
TOTAL SWEDEN		97,238

TAIWAN — 2.5%
Consumer Discretionary — 2.5%
momo.com	15,000	331,359
TOTAL TAIWAN		331,359

URUGUAY — 2.5%
Financials — 2.5%
Dlocal, Cl A * (B)	27,153	331,402
TOTAL URUGUAY		331,402

TOTAL COMMON STOCK (Cost $22,934,598)		13,016,129

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency Portfolio, Cl Institutional, 4.750% (C) (D)	87,685	$87,685
TOTAL SHORT-TERM INVESTMENT (Cost $87,685)		87,685

TOTAL INVESTMENTS — 100.5% (Cost $23,022,283)		13,103,814
OTHER ASSETS LESS LIABILITIES – (0.5)%		(67,552)
NET ASSETS - 100%		$13,036,262

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $85,697.
(C)	The rate shown is the 7-day effective yield as of June 30, 2023.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2023 was $87,685.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-007-1200

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.2% ‡
CHINA — 96.5%
Consumer Discretionary — 31.1%
Li Auto, Cl A *	504,400	$8,721,410
NIO ADR *	958,255	9,285,491
XPeng, Cl A *	798,000	5,091,494
Yadea Group Holdings	1,708,694	3,885,476
		26,983,871
Industrials — 27.7%
Beijing Easpring Material Technology, Cl A	47,300	327,241
Beijing-Shanghai High Speed Railway, Cl A	3,027,000	2,188,654
China Conch Venture Holdings	2,272,000	2,957,201
China Everbright Environment Group	5,896,216	2,324,900
Contemporary Amperex Technology, Cl A	219,450	6,901,628
CT Environmental Group * (A)	329,000	—
Dajin Heavy Industry, Cl A	60,400	256,053
Dynagreen Environmental Protection Group, Cl H	595,000	190,574
Ginlong Technologies, Cl A	37,250	533,035
GoodWe Technologies, Cl A	15,828	363,051
Gotion High-tech, Cl A	165,800	629,488
Ming Yang Smart Energy Group, Cl A	213,900	496,320
Pylon Technologies, Cl A	16,293	444,010
Riyue Heavy Industry, Cl A	96,900	252,946
Sungrow Power Supply, Cl A	136,900	2,194,788
Titan Wind Energy Suzhou, Cl A	168,509	352,778
Xinjiang Goldwind Science & Technology, Cl A	322,635	470,994
Zhejiang Weiming Environment Protection, Cl A	156,800	377,407
Zhuzhou CRRC Times Electric, Cl H	761,500	2,837,430
		24,098,498
Information Technology — 26.0%
China Railway Signal & Communication, Cl A	651,098	519,103
Chindata Group Holdings ADR *	202,591	1,450,552
Flat Glass Group, Cl A	155,900	825,275
Flat Glass Group, Cl H	671,000	2,290,439
Hengdian Group DMEGC Magnetics, Cl A	152,400	381,482
JA Solar Technology, Cl A	316,468	1,814,031
Kingsoft Cloud Holdings ADR *	150,989	921,033
LONGi Green Energy Technology, Cl A	723,946	2,853,073
Risen Energy, Cl A	106,700	375,917
Sanan Optoelectronics, Cl A	461,500	1,093,674
Shanghai Aiko Solar Energy, Cl A	172,620	729,651
Tuya ADR *	303,007	572,683
Xinyi Solar Holdings	7,565,588	8,737,025
		22,563,938

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China Clean Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.4%
Shenzhen Dynanonic, Cl A	25,240	$382,444

Real Estate — 1.0%
China Evergrande Group * (A)	7,881,000	—
Guangzhou R&F Properties, Cl H *	2,602,800	415,167
Shimao Group Holdings * (A)	2,540,500	—
SOHO China *	3,151,000	470,443
		885,610
Utilities — 10.3%
Beijing Enterprises Water Group	6,244,500	1,482,119
CECEP Solar Energy, Cl A	357,000	332,718
CECEP Wind-Power, Cl A	601,500	303,445
China Datang Renewable Power, Cl H	3,705,000	1,238,688
China Everbright Greentech	816,000	137,447
China Longyuan Power Group, Cl H	3,365,800	3,466,045
China Three Gorges Renewables Group, Cl A	2,675,700	1,975,107
		8,935,569
TOTAL CHINA		83,849,930

HONG KONG — 2.7%
Industrials — 0.3%
China High Speed Transmission Equipment Group *	756,000	235,388

Real Estate — 0.9%
Yuexiu Real Estate Investment Trust †	3,716,000	791,889

Utilities — 1.5%
Canvest Environmental Protection Group	751,000	377,580
Concord New Energy Group	10,720,000	889,161
		1,266,741
TOTAL HONG KONG		2,294,018

TOTAL COMMON STOCK (Cost $120,284,314)		86,143,948

TOTAL INVESTMENTS — 99.2% (Cost $120,284,314)		86,143,948
OTHER ASSETS LESS LIABILITIES – 0.8%		722,303
NET ASSETS - 100%		$86,866,251

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China Clean Technology Index ETF (concluded)

See “Glossary” for abbreviations.

KRS-QH-008-1200

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 94.8% ‡
AUSTRALIA — 9.9%
Materials — 9.9%
Allkem *	383,530	$4,089,857
IGO	447,658	4,529,353
Lynas Rare Earths *	593,504	2,706,203
Mineral Resources	37,576	1,786,641
Pilbara Minerals	1,403,172	4,567,368
TOTAL AUSTRALIA		17,679,422

BELGIUM — 2.0%
Materials — 2.0%
Umicore	128,835	3,596,906
TOTAL BELGIUM		3,596,906

CANADA — 3.4%
Industrials — 2.6%
Magna International	81,693	4,617,283

Materials — 0.8%
Lithium Americas * (A)	74,831	1,516,130

TOTAL CANADA		6,133,413

CHINA — 32.3%
Consumer Discretionary — 16.0%
BYD, Cl A	185,400	6,582,072
Geely Automobile Holdings	3,466,000	4,228,231
Guangzhou Automobile Group, Cl H	1,818,000	1,083,386
Li Auto, Cl A *	300,800	5,201,031
NIO ADR * (A)	513,485	4,975,670
Shenzhen Kedali Industry, Cl A	43,036	782,360
XPeng, Cl A * (A)	654,500	4,175,918
Yadea Group Holdings	710,000	1,614,501
		28,643,169
Industrials — 7.6%
Beijing Easpring Material Technology, Cl A	92,100	637,185
China Baoan Group, Cl A	456,707	757,747
Contemporary Amperex Technology, Cl A	215,020	6,762,313
Eve Energy, Cl A	380,360	3,163,218
Gotion High-tech, Cl A	325,689	1,236,533
Guangzhou Great Power Energy & Technology, Cl A	84,300	556,685
Qingdao TGOOD Electric, Cl A *	184,800	527,869
		13,641,550
Materials — 8.7%
Chengxin Lithium Group, Cl A	165,600	725,473

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
CMOC Group, Cl A	3,229,700	$2,366,292
CNGR Advanced Material, Cl A	117,850	976,035
Ganfeng Lithium Group, Cl A	293,258	2,457,387
GEM, Cl A	943,540	896,226
Guangzhou Tinci Materials Technology, Cl A	353,994	2,004,318
Ningbo Shanshan, Cl A	411,500	856,396
Shanghai Putailai New Energy Technology, Cl A	367,600	1,931,279
Tianqi Lithium, Cl H *	63,600	442,715
Xiamen Tungsten, Cl A	258,051	675,030
Youngy, Cl A	47,500	436,359
Zhejiang Huayou Cobalt, Cl A	288,163	1,818,548
		15,586,058
TOTAL CHINA		57,870,777

GERMANY — 3.1%
Consumer Discretionary — 2.0%
Mercedes-Benz Group	22,613	1,817,497
Volkswagen	10,697	1,784,409
		3,601,906
Information Technology — 1.1%
Infineon Technologies	46,657	1,923,362

TOTAL GERMANY		5,525,268

INDONESIA — 0.4%
Materials — 0.4%
Aneka Tambang	5,409,700	703,613
TOTAL INDONESIA		703,613

JAPAN — 8.4%
Consumer Discretionary — 4.4%
Panasonic Holdings	654,200	7,936,761

Industrials — 4.0%
Nidec	131,500	7,137,492

TOTAL JAPAN		15,074,253

NETHERLANDS — 0.5%
Industrials — 0.5%
Alfen Beheer BV * (A)	13,824	928,749
TOTAL NETHERLANDS		928,749

SOUTH KOREA — 9.4%
Industrials — 3.8%
Ecopro	21,491	4,061,215

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
LG Energy Solution *	6,473	$2,716,631
		6,777,846
Information Technology — 5.1%
L&F	15,622	2,880,997
Samsung SDI	12,453	6,322,663
		9,203,660
Materials — 0.5%
SK IE Technology * (A)	12,227	898,246

TOTAL SOUTH KOREA		16,879,752

SWEDEN — 0.7%
Consumer Discretionary — 0.7%
Volvo Car, Cl B * (A)	307,908	1,220,651
TOTAL SWEDEN		1,220,651

UNITED STATES — 24.7%
Consumer Discretionary — 15.3%
Aptiv *	75,431	7,700,751
Fisker * (A)	108,905	614,224
Ford Motor	148,188	2,242,085
Lucid Group * (A)	395,917	2,727,868
Rivian Automotive, Cl A *	274,773	4,577,718
Tesla *	36,359	9,517,695
		27,380,341
Industrials — 3.0%
ChargePoint Holdings * (A)	173,093	1,521,487
Plug Power * (A)	360,100	3,741,439
		5,262,926
Information Technology — 0.9%
SolarEdge Technologies *	6,023	1,620,488

Materials — 5.5%
Albemarle	30,987	6,912,890
Livent *	109,416	3,001,281
		9,914,171
TOTAL UNITED STATES		44,177,926

TOTAL COMMON STOCK (Cost $206,053,068)		169,790,730

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

	Shares	Value
PREFERRED STOCK — 4.8%
CHILE — 2.4%
Materials — 2.4%
Sociedad Quimica y Minera de Chile (B)	60,653	$4,415,726

GERMANY — 2.4%
Consumer Discretionary — 2.4%
Dr Ing hc F Porsche * (B)	34,355	4,263,500

TOTAL PREFERRED STOCK (Cost $8,667,211)		8,679,226

SHORT-TERM INVESTMENT — 9.8%
Invesco Government & Agency Portfolio, Cl Institutional, 4.750% (C) (D)	17,507,464	17,507,464
TOTAL SHORT-TERM INVESTMENT (Cost $17,507,464)		17,507,464

TOTAL INVESTMENTS — 109.4% (Cost $232,227,743)		195,977,420
OTHER ASSETS LESS LIABILITIES – (9.4)%		(16,858,384)
NET ASSETS - 100%		$179,119,036

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $16,903,321.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of June 30, 2023.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2023 was $17,507,464.

See “Glossary” for abbreviations.

KRS-QH-009-1100

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.7% ‡
CHINA — 95.9%
Health Care — 95.9%
3SBio	607,500	$610,089
Aier Eye Hospital Group, Cl A	972,714	2,480,322
Akeso *	160,000	721,742
Andon Health, Cl A	48,100	232,804
Apeloa Pharmaceutical, Cl A	120,492	293,826
Asymchem Laboratories Tianjin, Cl A	33,124	536,650
Autobio Diagnostics, Cl A	59,430	422,598
BeiGene *	225,918	3,096,189
Beijing Tiantan Biological Products, Cl A	163,042	608,481
Beijing Tongrentang, Cl A	137,890	1,091,019
Beijing Wantai Biological Pharmacy Enterprise, Cl A	85,022	780,354
Betta Pharmaceuticals, Cl A	51,763	341,752
BGI Genomics, Cl A	41,027	338,320
Bloomage Biotechnology, Cl A	47,917	587,271
Changchun High & New Technology Industry Group, Cl A	40,408	757,081
China Medical System Holdings	463,000	753,883
China Meheco, Cl A	149,500	266,744
China National Medicines, Cl A	74,455	397,616
China Resources Pharmaceutical Group	523,500	455,589
China Resources Sanjiu Medical & Pharmaceutical, Cl A	101,590	847,095
China Traditional Chinese Medicine Holdings	1,024,000	476,942
Chongqing Zhifei Biological Products, Cl A	242,772	1,475,026
CSPC Pharmaceutical Group	3,000,889	2,607,770
Daan Gene, Cl A	141,647	194,125
Dong-E-E-Jiao, Cl A	65,440	480,806
Genscript Biotech *	388,000	871,398
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	142,440	624,208
Guangzhou Kingmed Diagnostics Group, Cl A	47,599	493,996
Hangzhou Tigermed Consulting, Cl A	38,150	338,456
Hangzhou Tigermed Consulting, Cl H	40,200	229,044
Hansoh Pharmaceutical Group	384,000	617,411
Huadong Medicine, Cl A	180,141	1,073,942
Hualan Biological Engineering, Cl A	181,747	559,871
Hubei Jumpcan Pharmaceutical, Cl A	92,100	367,650
Humanwell Healthcare Group, Cl A	162,100	600,288
Hygeia Healthcare Holdings * (A)	115,400	624,373
Imeik Technology Development, Cl A	22,000	1,345,590
Innovent Biologics *	381,000	1,439,093
iRay Technology, Cl A	9,426	365,931
Jafron Biomedical, Cl A	81,490	259,655
Jiangsu Hengrui Pharmaceuticals, Cl A	648,328	4,268,834
Jiangsu Yuyue Medical Equipment & Supply, Cl A	98,910	489,329
Joincare Pharmaceutical Group Industry, Cl A	192,745	336,750

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Joinn Laboratories China, Cl A	45,724	$257,067
Jointown Pharmaceutical Group, Cl A	276,161	394,038
Lepu Medical Technology Beijing, Cl A	187,400	582,437
Livzon Pharmaceutical Group, Cl A	62,459	334,068
Meinian Onehealth Healthcare Holdings, Cl A *	388,083	379,292
Microport Scientific *	272,700	492,743
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	165,184	306,535
Ovctek China, Cl A	89,693	372,221
Pharmaron Beijing, Cl A	97,450	512,782
Pharmaron Beijing, Cl H	65,900	203,504
Porton Pharma Solutions, Cl A	55,000	223,711
Shandong Buchang Pharmaceuticals, Cl A	108,383	306,758
Shandong Weigao Group Medical Polymer, Cl H	852,400	1,113,822
Shanghai Fosun Pharmaceutical Group, Cl A	212,429	902,301
Shanghai Fosun Pharmaceutical Group, Cl H	164,000	437,384
Shanghai Junshi Biosciences, Cl A *	78,096	413,732
Shanghai Pharmaceuticals Holding, Cl A	278,194	856,976
Shanghai Pharmaceuticals Holding, Cl H	246,300	487,785
Shanghai RAAS Blood Products, Cl A	683,734	705,840
Shenzhen Kangtai Biological Products, Cl A	112,177	391,512
Shenzhen Mindray Bio-Medical Electronics, Cl A	122,555	5,050,584
Shenzhen New Industries Biomedical Engineering, Cl A	79,300	643,138
Shenzhen Salubris Pharmaceuticals, Cl A	111,765	479,182
Shijiazhuang Yiling Pharmaceutical, Cl A	167,550	591,681
Sichuan Kelun Pharmaceutical, Cl A	154,615	630,804
Sinopharm Group, Cl H	455,600	1,424,368
Tonghua Dongbao Pharmaceutical, Cl A	202,291	290,306
Topchoice Medical, Cl A *	32,841	437,260
Walvax Biotechnology, Cl A	162,000	589,006
WuXi AppTec, Cl A	256,720	2,198,854
WuXi AppTec, Cl H	121,684	970,478
Wuxi Biologics Cayman *	1,273,635	6,102,773
Yunnan Baiyao Group, Cl A	181,723	1,310,940
Zai Lab *	312,300	836,881
Zhangzhou Pientzehuang Pharmaceutical, Cl A	61,334	2,414,307
Zhejiang Huahai Pharmaceutical, Cl A	147,272	372,694
Zhejiang Jiuzhou Pharmaceutical, Cl A	91,100	342,871
Zhejiang NHU, Cl A	321,530	680,645
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	53,736	248,411
TOTAL CHINA		71,049,604

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI All China Health Care Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 2.1%
Health Care — 2.1%
Sino Biopharmaceutical	3,520,750	$1,532,011
TOTAL HONG KONG		1,532,011

UNITED STATES — 1.7%
Health Care — 1.7%
Legend Biotech ADR *	18,901	1,304,736
TOTAL UNITED STATES		1,304,736

TOTAL COMMON STOCK (Cost $94,237,382)		73,886,351

	Number of Rights
RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (B)	118,157	—
TOTAL CHINA		—
TOTAL RIGHT (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency Portfolio, Cl Institutional, 4.750% (C) (D)	590,963	590,963
TOTAL SHORT-TERM INVESTMENT (Cost $590,963)		590,963

TOTAL INVESTMENTS — 100.5% (Cost $94,828,345)		74,477,314
OTHER ASSETS LESS LIABILITIES – (0.5)%		(404,706)
NET ASSETS - 100%		$74,072,608

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $561,871.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of June 30, 2023.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2023 was $590,963.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-010-1100

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 92.3%
AUSTRALIA — 2.5%
Financials — 2.5%
QBE Insurance Group, MTN
5.250%, H15T5Y + 3.047% (A) (B)	$250,000	$229,488
Westpac Banking
5.000%, USISOA05 + 2.888% (A) (B)	300,000	259,170
		488,658
TOTAL AUSTRALIA		488,658

CHINA — 27.4%
Consumer Discretionary — 1.0%
Fortune Star BVI
5.000%, 05/18/2026	250,000	185,500

Financials — 7.4%
Huarong Finance 2017, MTN
4.250%, 11/07/2027	400,000	331,988
Huarong Finance 2019, MTN
4.250% (A) (B)	400,000	336,000
3.375%, 02/24/2030	200,000	150,930
Huarong Finance II, MTN
5.500%, 01/16/2025	300,000	284,311
ZhongAn Online P&C Insurance
3.125%, 07/16/2025	400,000	352,188
		1,455,417
Materials — 1.3%
China Hongqiao Group
6.250%, 06/08/2024	250,000	244,625

Real Estate — 17.7%
Country Garden Holdings
8.000%, 01/27/2024	250,000	163,029
6.150%, 09/17/2025	250,000	81,364
5.125%, 01/17/2025	270,000	116,768
Gemdale Ever Prosperity Investment, MTN
4.950%, 08/12/2024	400,000	336,120
Greentown China Holdings
5.650%, 07/13/2025	200,000	179,400
4.700%, 04/29/2025	200,000	179,740
New Metro Global
6.800%, 08/05/2023	200,000	193,000
4.800%, 12/15/2024	200,000	135,400
RKPF Overseas 2019 A
6.700%, 09/30/2024	200,000	146,368
6.000%, 09/04/2025	250,000	142,082
RKPF Overseas 2019 E
7.750%, H15T5Y + 6.003% (A) (B)	200,000	58,887

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
RKPF Overseas 2020 A
5.200%, 01/12/2026	$200,000	$105,802
Seazen Group
6.000%, 08/12/2024	200,000	142,000
4.450%, 07/13/2025	200,000	102,000
Shui On Development Holding
6.150%, 08/24/2024	200,000	173,000
5.750%, 11/12/2023	500,000	484,750
5.500%, 06/29/2026	200,000	146,740
Yanlord Land HK
6.800%, 02/27/2024	431,000	419,794
5.125%, 05/20/2026	200,000	163,340
		3,469,584
TOTAL CHINA		5,355,126

HONG KONG — 15.8%
Communication Services — 1.7%
HKT Capital No. 6
3.000%, 01/18/2032	400,000	337,116

Consumer Discretionary — 8.2%
Li & Fung, MTN
5.000%, 08/18/2025	250,000	231,369
LS Finance 2025
4.500%, 06/26/2025	400,000	350,000
Melco Resorts Finance
5.750%, 07/21/2028	250,000	220,000
5.625%, 07/17/2027	200,000	181,000
5.250%, 04/26/2026	200,000	185,092
4.875%, 06/06/2025	450,000	428,715
		1,596,176
Health Care — 1.0%
PCGI Intermediate, MTN
4.750%, 10/28/2024	200,000	189,100

Industrials — 2.0%
Celestial Miles
5.750% (A) (B)	400,000	393,960

Real Estate — 2.9%
NWD Finance BVI
6.150% (A) (B)	200,000	185,000
5.250% (A) (B)	450,000	392,400
		577,400
TOTAL HONG KONG		3,093,752

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
INDIA — 16.7%
Communication Services — 1.0%
Network i2i
5.650%, H15T5Y + 4.274% (A) (B)	$200,000	$193,750

Energy — 8.3%
Clean Renewable Power Mauritius Pte
4.250%, 03/25/2027	186,000	162,853
Continuum Energy Levanter Pte
4.500%, 02/09/2027	372,000	346,518
Diamond II
7.950%, 07/28/2026	200,000	196,767
Greenko Power II
4.300%, 12/13/2028	185,500	160,998
Greenko Solar Mauritius
5.550%, 01/29/2025	400,000	384,600
HPCL-Mittal Energy
5.250%, 04/28/2027	400,000	378,200
		1,629,936
Financials — 1.5%
Shriram Finance, MTN
4.150%, 07/18/2025	300,000	283,479

Industrials — 5.9%
India Airport Infrastructure
6.250%, 10/25/2025	250,000	241,875
JSW Steel
3.950%, 04/05/2027	200,000	176,872
Magnum Holdings
5.375%, 10/31/2026	400,000	358,145
Periama Holdings
5.950%, 04/19/2026	400,000	384,000
		1,160,892
TOTAL INDIA		3,268,057

INDONESIA — 9.4%
Energy — 4.9%
Medco Bell Pte
6.375%, 01/30/2027	600,000	561,430
Medco Platinum Road Pte
6.750%, 01/30/2025	200,000	197,134
Saka Energi Indonesia
4.450%, 05/05/2024	200,000	195,000
		953,564
Financials — 1.7%
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466% (A) (B)	400,000	330,204

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Industrials — 0.8%
Japfa Comfeed Indonesia
5.375%, 03/23/2026	$200,000	$155,100

Materials — 2.0%
Nickel Industries
11.250%, 10/21/2028	200,000	204,100
6.500%, 04/01/2024	200,000	198,550
		402,650
TOTAL INDONESIA		1,841,518

JAPAN — 1.0%
Communication Services — 1.0%
SoftBank Group
6.875%, USISOA05 + 4.854% (A) (B)	210,000	193,200

MACAU — 12.8%
Consumer Discretionary — 12.8%
Champion Path Holdings
4.500%, 01/27/2026	200,000	175,758
MGM China Holdings
5.875%, 05/15/2026	200,000	190,500
5.375%, 05/15/2024	200,000	196,854
5.250%, 06/18/2025	200,000	191,607
4.750%, 02/01/2027	200,000	182,000
Sands China
5.625%, 08/08/2025	300,000	292,705
3.350%, 03/08/2029	300,000	250,021
Studio City Finance
6.500%, 01/15/2028	200,000	167,000
6.000%, 07/15/2025	250,000	232,004
Wynn Macau
5.500%, 10/01/2027	200,000	178,000
5.500%, 01/15/2026	250,000	232,188
5.125%, 12/15/2029	250,000	210,015
		2,498,652
TOTAL MACAU		2,498,652

PHILIPPINES — 1.0%
Energy — 1.0%
Petron
4.600% (A) (B)	200,000	199,000

THAILAND — 4.6%
Financials — 4.6%
Kasikornbank, MTN
5.275%, H15T5Y + 4.940% (A) (B)	200,000	188,429
4.000%, H15T5Y + 3.337% (A) (B)	400,000	340,228

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Asia Pacific High Income Bond ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
Krung Thai Bank
4.400%, H15T5Y + 3.530% (A) (B)	$200,000	$184,120
TMBThanachart Bank, MTN
4.900%, H15T5Y + 3.256% (A) (B)	200,000	189,056
		901,833
TOTAL THAILAND		901,833

VIETNAM — 1.1%
Energy — 1.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	250,000	219,375

TOTAL CORPORATE OBLIGATIONS (Cost $19,323,360)		18,059,171

TOTAL INVESTMENTS — 92.3% (Cost $19,323,360)		18,059,171
OTHER ASSETS LESS LIABILITIES – 7.7%		1,516,628
NET ASSETS - 100%		$19,575,799

(A)	Perpetual security with no stated maturity date.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

See “Glossary” for abbreviations.

KRS-QH-012-1100

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
BRAZIL — 9.8%
Health Care — 9.8%
Fleury	2,835	$9,432
Hapvida Participacoes e Investimentos *	46,904	42,587
Hypera	4,500	42,920
Odontoprev	3,700	9,626
Rede D’Or Sao Luiz	14,100	96,221
TOTAL BRAZIL		200,786

CHINA — 40.4%
Consumer Staples — 2.1%
JD Health International *	6,700	42,278

Health Care — 38.3%
3D Medicines *	500	6,170
3SBio	5,500	5,523
Aier Eye Hospital Group, Cl A	19,495	49,710
AK Medical Holdings	2,000	1,735
Akeso *	2,000	9,022
Alphamab Oncology *	1,000	954
Angelalign Technology *	400	3,729
Beijing Tiantan Biological Products, Cl A	3,500	13,062
Beijing Tongrentang, Cl A	3,000	23,737
Changchun High & New Technology Industry Group, Cl A	800	14,989
China Evergrande New Energy Vehicle Group * (A)	16,000	—
China Medical System Holdings	6,000	9,769
China Resources Medical Holdings	2,500	1,917
China Resources Sanjiu Medical & Pharmaceutical, Cl A	2,100	17,511
Chongqing Zhifei Biological Products, Cl A	5,120	31,105
CSPC Pharmaceutical Group	26,000	22,594
Genscript Biotech *	4,000	8,983
Guangzhou Kingmed Diagnostics Group, Cl A	1,000	10,378
Hansoh Pharmaceutical Group	12,000	19,294
Huadong Medicine, Cl A	3,740	22,297
Humanwell Healthcare Group, Cl A	3,500	12,961
Hygeia Healthcare Holdings	1,200	6,493
InnoCare Pharma *	3,000	2,703
Innovent Biologics *	3,000	11,331
Jiangsu Hengrui Pharmaceuticals, Cl A	12,859	84,669
Jinxin Fertility Group *	5,500	2,906
Lepu Medical Technology Beijing, Cl A	3,300	10,256
Lifetech Scientific *	10,000	3,407
Livzon Pharmaceutical Group, Cl H	600	2,063
Luye Pharma Group *	8,000	3,379
Microport Scientific *	4,000	7,228
New Horizon Health *	1,000	3,490

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Remegen, Cl H *	500	$2,185
Shandong Weigao Group Medical Polymer, Cl H	10,000	13,067
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	4,000
Shanghai MicroPort MedBot Group *	2,000	6,202
Shanghai Pharmaceuticals Holding, Cl H	2,000	3,961
Shanghai RAAS Blood Products, Cl A	14,400	14,866
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,200	90,664
Shenzhen New Industries Biomedical Engineering, Cl A	1,600	12,976
Shenzhen Salubris Pharmaceuticals, Cl A	2,400	10,290
Shijiazhuang Yiling Pharmaceutical, Cl A	3,500	12,360
Sichuan Kelun Pharmaceutical, Cl A	2,400	9,792
Simcere Pharmaceutical Group	6,000	5,941
Sinopharm Group, Cl H	3,200	10,004
Topchoice Medical, Cl A *	700	9,320
Walvax Biotechnology, Cl A	3,300	11,998
WuXi AppTec, Cl H	858	6,843
Wuxi Biologics Cayman *	8,781	42,075
Yunnan Baiyao Group, Cl A	3,480	25,105
Zai Lab *	2,100	5,627
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,300	51,172
Zhejiang NHU, Cl A	6,624	14,022
		785,835
TOTAL CHINA		828,113

HUNGARY — 1.6%
Health Care — 1.6%
Richter Gedeon Nyrt	1,371	33,765
TOTAL HUNGARY		33,765

INDONESIA — 3.3%
Health Care — 3.3%
Kalbe Farma	312,700	42,757
Metro Healthcare Indonesia TBK *	239,900	7,489
Mitra Keluarga Karyasehat	99,100	17,781
TOTAL INDONESIA		68,027

MALAYSIA — 4.7%
Health Care — 4.7%
IHH Healthcare	62,400	78,744
KPJ Healthcare	32,200	7,727
Top Glove *	59,400	10,308
TOTAL MALAYSIA		96,779

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH AFRICA — 2.5%
Health Care — 2.5%
Aspen Pharmacare Holdings	3,232	$31,415
Life Healthcare Group Holdings	10,303	11,208
Netcare	10,529	8,031
TOTAL SOUTH AFRICA		50,654

SOUTH KOREA — 23.3%
Health Care — 23.3%
Alteogen *	372	12,126
Celltrion	751	87,146
Celltrion Healthcare	1,191	59,204
Celltrion Pharm *	286	16,561
Classys	400	9,805
Dentium	78	8,584
Green Cross	85	7,406
Hanmi Pharm	92	21,429
Hanmi Science	538	13,540
HLB *	916	22,593
Hugel *	90	7,513
Medytox	56	10,009
Sam Chun Dang Pharm *	174	7,250
Samsung Biologics *	164	92,601
SK Biopharmaceuticals *	557	34,198
SK Bioscience *	557	33,606
ST Pharm	139	8,112
Yuhan	549	25,155
TOTAL SOUTH KOREA		476,838

THAILAND — 7.9%
Health Care — 7.9%
Bangkok Chain Hospital	20,900	10,434
Bangkok Dusit Medical Services, Cl F	112,600	88,130
Bumrungrad Hospital	5,700	36,333
Chularat Hospital, Cl F	87,500	7,404
Mega Lifesciences	6,800	7,192
Thonburi Healthcare Group	6,000	11,592
TOTAL THAILAND		161,085

UNITED ARAB EMIRATES — 5.4%
Health Care — 0.7%
Burjeel Holdings *	22,446	13,811

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Emerging Markets Healthcare Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 4.7%
International Holding PJSC *	898	$96,326

TOTAL UNITED ARAB EMIRATES		110,137

UNITED STATES — 1.1%
Health Care — 1.1%
Legend Biotech ADR *	337	23,263
TOTAL UNITED STATES		23,263

TOTAL COMMON STOCK (Cost $2,849,726)		2,049,447

	Number of Rights
RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡ * (A)	5,516	—
TOTAL CHINA		—
TOTAL RIGHT (Cost $–)		—

TOTAL INVESTMENTS — 100.0% (Cost $2,849,726)		2,049,447
OTHER ASSETS LESS LIABILITIES – 0.0%		837
NET ASSETS - 100%		$2,050,284

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-018-0800

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 95.1% ‡
AUSTRALIA — 0.3%
Materials — 0.3%
AngloGold Ashanti	3,843	$80,919
TOTAL AUSTRALIA		80,919

BRAZIL — 5.8%
Communication Services — 0.1%
Telefonica Brasil	4,700	42,158

Consumer Discretionary — 0.2%
Lojas Renner	8,225	34,100
Magazine Luiza *	51,300	35,838
		69,938
Consumer Staples — 0.7%
Ambev	44,300	141,514
Raia Drogasil	12,168	74,663
		216,177
Energy — 0.9%
Petroleo Brasileiro	36,600	251,132
Ultrapar Participacoes	10,700	41,899
		293,031
Financials — 1.1%
B3 - Brasil Bolsa Balcao	49,000	148,402
Banco Bradesco	12,288	37,291
Banco do Brasil	8,200	83,972
Banco Santander Brasil	3,600	22,858
BB Seguridade Participacoes	5,900	37,633
		330,156
Industrials — 0.9%
CCR	9,400	27,378
Localiza Rent a Car	6,920	98,263
Rumo	9,400	43,258
WEG	14,100	110,339
		279,238
Materials — 1.6%
Klabin	5,900	26,626
Suzano	6,900	63,250
Vale	30,900	411,359
		501,235
Utilities — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	2,400	28,145

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Equatorial Energia	10,500	$69,978
		98,123
TOTAL BRAZIL		1,830,056

CHILE — 0.6%
Consumer Discretionary — 0.0%
Falabella	6,017	14,440

Energy — 0.1%
Empresas Copec	3,138	23,276

Financials — 0.3%
Banco de Chile	532,555	55,562
Banco de Credito e Inversiones	461	14,078
Banco Santander Chile	531,412	25,135
		94,775
Materials — 0.1%
Empresas CMPC	10,138	19,388

Utilities — 0.1%
Enel Americas	227,921	30,400
Enel Chile	225,362	14,637
		45,037
TOTAL CHILE		196,916

COLOMBIA — 0.0%
Financials — 0.0%
Bancolombia	1,787	13,266
TOTAL COLOMBIA		13,266

CZECH REPUBLIC — 0.2%
Financials — 0.0%
Komercni Banka	581	17,729

Utilities — 0.2%
CEZ	1,238	51,164

TOTAL CZECH REPUBLIC		68,893

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	21,159	34,923
TOTAL EGYPT		34,923

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	1,858	$31,846
TOTAL GREECE		31,846

HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	2,888	25,240

Financials — 0.2%
OTP Bank Nyrt	1,773	62,905

Health Care — 0.1%
Richter Gedeon Nyrt	1,430	35,218

TOTAL HUNGARY		123,363

INDIA — 18.8%
Communication Services — 0.6%
Bharti Airtel	17,930	192,061

Consumer Discretionary — 1.7%
Bajaj Auto	659	37,687
Eicher Motors	1,053	45,954
Mahindra & Mahindra	7,433	131,705
Maruti Suzuki India	995	118,729
Tata Motors *	14,563	105,722
Titan	2,492	92,578
		532,375
Consumer Staples — 1.9%
Dabur India	4,204	29,361
Godrej Consumer Products *	2,889	38,069
Hindustan Unilever	7,270	237,336
ITC	34,945	192,368
Nestle India	327	91,258
		588,392
Energy — 2.5%
Bharat Petroleum	6,073	26,998
Indian Oil	48,606	54,095
Oil & Natural Gas	20,662	40,374
Reliance Industries	22,023	684,626
		806,093
Financials — 4.9%
Axis Bank	22,139	266,482
Bajaj Finance	2,026	176,841

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Bajaj Finserv	3,101	$57,759
Housing Development Finance	14,731	506,729
ICICI Bank	37,325	425,226
State Bank of India	17,464	121,949
		1,554,986
Health Care — 0.6%
Aurobindo Pharma	2,098	18,601
Dr Reddy’s Laboratories	913	57,423
Sun Pharmaceutical Industries	8,726	111,856
		187,880
Industrials — 0.6%
Larsen & Toubro	5,783	174,509

Information Technology — 3.9%
HCL Technologies	10,489	151,889
Infosys ADR	36,755	590,653
Tata Consultancy Services	8,726	351,252
Tech Mahindra	6,022	83,012
Wipro	14,557	69,053
		1,245,859
Materials — 1.6%
Asian Paints	3,279	134,381
Grasim Industries	2,635	55,717
Hindalco Industries	16,255	83,409
JSW Steel	6,893	65,942
UltraTech Cement	936	94,640
UPL	4,339	36,365
Vedanta	10,584	35,860
		506,314
Utilities — 0.5%
GAIL India	24,471	31,336
NTPC	28,281	65,207
Power Grid Corp of India	24,855	77,304
		173,847
TOTAL INDIA		5,962,316

INDONESIA — 3.3%
Communication Services — 0.5%
Telkom Indonesia Persero	535,300	142,818

Consumer Staples — 0.2%
Charoen Pokphand Indonesia *	73,100	25,719

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Unilever Indonesia	75,500	$21,453
		47,172
Energy — 0.1%
Adaro Energy Indonesia	122,100	18,161
United Tractors	17,100	26,547
		44,708
Financials — 2.2%
Bank Central Asia	506,000	308,815
Bank Mandiri Persero	418,600	145,187
Bank Negara Indonesia Persero	77,800	47,482
Bank Rakyat Indonesia Persero	581,400	210,378
		711,862
Industrials — 0.3%
Astra International	232,400	105,020

TOTAL INDONESIA		1,051,580

MALAYSIA — 2.1%
Communication Services — 0.2%
CelcomDigi Bhd	34,900	30,731
Maxis	34,900	30,657
		61,388
Consumer Discretionary — 0.1%
Genting	22,900	19,919

Consumer Staples — 0.1%
Sime Darby Plantation	26,500	23,562

Financials — 1.2%
CIMB Group Holdings	95,455	103,482
Hong Leong Bank	5,900	23,967
Malayan Banking	64,916	120,027
Public Bank	150,900	124,470
		371,946
Health Care — 0.1%
IHH Healthcare	22,900	28,898

Materials — 0.1%
Petronas Chemicals Group	34,900	44,863

Utilities — 0.3%
Petronas Gas	5,900	21,110

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Tenaga Nasional	43,200	$83,762
		104,872
TOTAL MALAYSIA		655,448

MEXICO — 4.9%
Communication Services — 1.1%
America Movil	289,000	313,425
Grupo Televisa	22,900	23,514
		336,939
Consumer Staples — 1.5%
Fomento Economico Mexicano	19,400	214,389
Grupo Bimbo, Ser A	12,900	68,936
Wal-Mart de Mexico	50,000	197,429
		480,754
Financials — 0.8%
Grupo Financiero Banorte, Cl O	26,500	218,190
Grupo Financiero Inbursa, Cl O *	17,600	41,725
		259,915
Industrials — 0.4%
Grupo Aeroportuario del Pacifico, Cl B	4,800	85,986
Grupo Aeroportuario del Sureste, Cl B	1,675	46,607
		132,593
Materials — 0.9%
Cemex *	145,500	102,653
Grupo Mexico	26,500	127,335
Southern Copper	829	59,473
		289,461
Real Estate — 0.2%
Fibra Uno Administracion †	32,600	47,520

TOTAL MEXICO		1,547,182

PERU — 0.4%
Financials — 0.3%
Credicorp	609	89,913

Materials — 0.1%
Cia de Minas Buenaventura SAA ADR	6,611	48,591

TOTAL PERU		138,504

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
PHILIPPINES — 1.1%
Financials — 0.2%
BDO Unibank	29,304	$73,101

Industrials — 0.4%
Ayala	3,490	39,516
JG Summit	43,435	34,977
SM Investments	3,490	58,483
		132,976
Real Estate — 0.5%
Ayala Land	119,400	52,562
SM Prime	162,900	96,944
		149,506
Utilities — 0.0%
ACEN *	9,960	973

TOTAL PHILIPPINES		356,556

POLAND — 1.5%
Communication Services — 0.1%
CD Projekt	706	26,907

Consumer Discretionary — 0.3%
LPP	33	113,792

Energy — 0.2%
Polski Koncern Naftowy Orlen	3,261	51,697

Financials — 0.8%
Bank Polska Kasa Opieki	1,927	52,551
Powszechna Kasa Oszczednosci Bank Polski	9,612	85,523
Powszechny Zaklad Ubezpieczen	6,982	67,724
Santander Bank Polska *	376	35,999
		241,797
Materials — 0.1%
KGHM Polska Miedz	1,343	37,154

TOTAL POLAND		471,347

QATAR — 1.1%
Financials — 0.9%
Masraf Al Rayan	45,520	32,052
Qatar Islamic Bank	13,350	64,953
Qatar National Bank	47,322	200,468
		297,473

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.2%
Industries Qatar	21,227	$65,489

TOTAL QATAR		362,962

ROMANIA — 0.1%
Real Estate — 0.1%
NEPI Rockcastle	5,510	32,221
TOTAL ROMANIA		32,221

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR * (A), (B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR * (A), (B)	915	—

Consumer Staples — 0.0%
Magnit PJSC GDR * (A), (B)	2,616	—

Energy — 0.0%
Gazprom PJSC (A), (B)	89,700	—
LUKOIL PJSC (A), (B)	3,729	—
Novatek PJSC GDR * (A), (B)	756	—
Rosneft Oil PJSC (A), (B)	10,270	—
Tatneft PJSC (A), (B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC (A), (B)	99,330	—

Materials — 0.0%
Alrosa PJSC * (A), (B)	18,910	—
MMC Norilsk Nickel PJSC (A), (B)	670	—
Novolipetsk Steel PJSC * (A), (B)	8,860	—
Severstal PAO * (A), (B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 5.6%
Communication Services — 0.6%
MTN Group	16,311	119,281
MultiChoice Group	3,306	16,711
Vodacom Group	8,564	53,130
		189,122
Consumer Discretionary — 1.6%
Absa Group	6,988	62,111

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Mr Price Group	3,693	$28,189
Naspers, Cl N	2,232	401,592
Woolworths Holdings	7,651	28,897
		520,789
Consumer Staples — 0.6%
Bid	3,261	71,342
Clicks Group	1,957	27,068
Shoprite Holdings	6,225	74,339
		172,749
Energy — 0.1%
Exxaro Resources	2,017	17,539

Financials — 1.9%
Capitec Bank	1,012	83,988
Discovery *	6,946	53,627
FirstRand	43,525	157,822
Nedbank Group	4,404	53,293
Old Mutual	83,169	53,358
Remgro	4,123	32,094
Sanlam	14,156	43,724
Standard Bank Group	12,815	120,442
		598,348
Industrials — 0.3%
Bidvest Group	2,612	36,174
Sasol	5,412	66,825
		102,999
Materials — 0.4%
Anglo American Platinum	686	30,911
Gold Fields	7,791	107,904
		138,815
Real Estate — 0.1%
Growthpoint Properties †	43,841	27,060

TOTAL SOUTH AFRICA		1,767,421

SOUTH KOREA — 18.1%
Communication Services — 1.0%
Kakao	2,493	92,897
NAVER	1,224	169,808
NCSoft	181	40,523
		303,228

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary — 2.1%
Coway	423	$14,109
Hyundai Mobis	671	118,398
Hyundai Motor	1,461	228,966
Kangwon Land	947	12,491
Kia	2,911	195,517
LG Electronics	1,112	106,926
		676,407
Consumer Staples — 0.6%
Amorepacific	412	30,517
E-MART	436	25,446
KT&G	1,639	102,993
LG H&H	99	34,487
		193,443
Energy — 0.4%
HD Hyundai	352	16,002
SK Innovation *	634	76,263
S-Oil	364	18,426
		110,691
Financials — 1.8%
DB Insurance	399	22,590
Hana Financial Group	3,494	103,946
Industrial Bank of Korea	2,033	15,954
KB Financial Group	4,172	151,188
Samsung Fire & Marine Insurance	532	92,862
Samsung Life Insurance	552	28,194
Shinhan Financial Group	4,460	115,084
Woori Financial Group	3,806	34,055
		563,873
Health Care — 0.9%
Celltrion	922	106,989
Celltrion Healthcare	1,639	81,474
Samsung Biologics *	173	97,683
		286,146
Industrials — 1.1%
Hyundai Engineering & Construction	634	18,332
Korea Shipbuilding & Offshore Engineering *	305	26,966
LG	1,270	84,818
Samsung C&T	1,136	91,128
Samsung Heavy Industries *	10,958	55,470
SK Holdings	458	51,687

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
SK Square *	841	$28,249
		356,650
Information Technology — 8.3%
LG Display	1,725	20,632
Samsung Electro-Mechanics	781	85,648
Samsung Electronics	33,990	1,862,466
Samsung SDI	528	268,077
Samsung SDS	275	25,650
SK Hynix	4,304	376,292
		2,638,765
Materials — 1.7%
Hyundai Steel	634	16,239
Korea Zinc	63	23,308
LG Chemical	470	237,916
Lotte Chemical	145	17,013
POSCO Holdings	795	234,099
		528,575
Utilities — 0.2%
Korea Electric Power *	4,943	77,278

TOTAL SOUTH KOREA		5,735,056

TAIWAN — 26.6%
Communication Services — 1.1%
Chunghwa Telecom	47,000	175,810
Far EasTone Telecommunications	34,000	85,806
Taiwan Mobile	34,000	104,365
		365,981
Consumer Staples — 0.7%
President Chain Store	12,000	108,847
Uni-President Enterprises	47,000	115,144
		223,991
Energy — 0.1%
Formosa Petrochemical	12,000	32,481

Financials — 5.7%
Cathay Financial Holding	70,000	96,983
Chailease Holding	23,152	151,648
Chang Hwa Commercial Bank	179,660	107,584
China Development Financial Holding	216,000	85,999
CTBC Financial Holding	141,000	112,503
E.Sun Financial Holding	144,910	121,206
First Financial Holding	146,220	129,814

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Fubon Financial Holding	81,740	$159,572
Hua Nan Financial Holdings	122,567	87,366
Mega Financial Holding	98,625	120,968
Shanghai Commercial & Savings Bank	75,000	109,329
Shin Kong Financial Holding	356,000	101,732
SinoPac Financial Holdings	82,560	45,993
Taishin Financial Holding	253,648	153,926
Taiwan Cooperative Financial Holding	129,634	116,754
Yuanta Financial Holding	143,138	106,166
		1,807,543
Industrials — 0.4%
Far Eastern New Century	105,000	112,773

Information Technology — 16.6%
ASE Technology Holding	38,000	134,823
Asustek Computer	12,000	121,177
AUO	95,600	57,094
Catcher Technology	12,000	67,620
Delta Electronics	24,000	265,473
Hon Hai Precision Industry	105,000	380,966
Innolux	131,580	64,429
Lite-On Technology	47,000	156,191
MediaTek	12,000	265,087
Novatek Microelectronics	12,000	164,331
Pegatron	37,000	88,863
Quanta Computer	36,000	175,697
Taiwan Semiconductor Manufacturing	171,000	3,162,549
United Microelectronics	94,000	146,382
		5,250,682
Materials — 2.0%
Asia Cement	47,000	67,004
China Steel	157,000	148,206
Formosa Chemicals & Fibre	36,000	77,561
Formosa Plastics	47,000	129,329
Nan Ya Plastics	59,000	137,344
Taiwan Cement	69,404	84,793
		644,237
TOTAL TAIWAN		8,437,688

THAILAND — 2.1%
Communication Services — 0.2%
Advanced Info Service	11,800	71,223
		71,223

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 0.3%
CP ALL	55,900	$98,540
		98,540
Energy — 0.6%
PTT	121,200	114,517
PTT Exploration & Production	17,000	71,922
		186,439
Health Care — 0.2%
Bangkok Dusit Medical Services, Cl F	65,600	51,344
		51,344
Industrials — 0.3%
Airports of Thailand *	50,200	101,943
		101,943
Materials — 0.4%
Indorama Ventures	36,300	35,066
PTT Global Chemical	26,600	27,947
Siam Cement	6,100	55,400
		118,413
Real Estate — 0.1%
Central Pattana	16,300	30,113
		30,113
TOTAL THAILAND		658,015

TURKEY — 0.5%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	8,142	53,249

Energy — 0.2%
Turkiye Petrol Rafinerileri	16,296	49,569

Financials — 0.1%
Akbank	58,231	45,120

TOTAL TURKEY		147,938

UNITED ARAB EMIRATES — 1.3%
Communication Services — 0.5%
Emirates Telecommunications Group PJSC	25,472	155,340

Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	25,850	57,077
First Abu Dhabi Bank PJSC	38,100	141,484
		198,561

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 0.2%
Emaar Properties PJSC	28,538	$49,803

TOTAL UNITED ARAB EMIRATES		403,704

UNITED STATES — 0.1%
Consumer Staples — 0.1%
JBS	7,000	25,336
TOTAL UNITED STATES		25,336

TOTAL COMMON STOCK (Cost $32,275,696)		30,133,456

PREFERRED STOCK — 3.9%
BRAZIL — 2.6%
Energy — 0.8%
Petroleo Brasileiro (C)	39,600	242,410

Financials — 1.6%
Banco Bradesco (C)	52,871	180,292
Itau Unibanco Holding (C)	38,000	223,872
Itausa (C)	47,882	95,685
		499,849
Materials — 0.1%
Gerdau (C)	8,575	44,564

Utilities — 0.1%
Cia Energetica de Minas Gerais (C)	9,923	26,453

TOTAL BRAZIL		813,276

CHILE — 0.3%
Materials — 0.3%
Sociedad Quimica y Minera de Chile (C)	1,475	107,384

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia (C)	3,583	24,017

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A), (B) (C)	50,900	—

SOUTH KOREA — 0.9%
Information Technology — 0.9%
Samsung Electronics (C)	6,396	288,819

TOTAL PREFERRED STOCK (Cost $1,169,618)		1,233,496

TOTAL INVESTMENTS — 99.0% (Cost $33,445,314)		31,366,952
OTHER ASSETS LESS LIABILITIES – 1.0%		327,447
NET ASSETS - 100%		$31,694,399

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-014-0900

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China ESG Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.4% ‡
CHINA — 98.7%
Communication Services — 20.4%
37 Interactive Entertainment Network Technology Group, Cl A	700	$3,356
Baidu, Cl A *	12,000	203,353
China Literature *	600	2,523
China Ruyi Holdings *	36,000	8,453
Kanzhun ADR *	1,054	15,863
Kuaishou Technology, Cl B *	11,900	81,316
NetEase	10,900	212,253
Perfect World, Cl A	600	1,393
Tencent Holdings	9,500	401,986
		930,496
Consumer Discretionary — 30.3%
Alibaba Group Holding *	37,936	393,079
Bosideng International Holdings	20,000	8,422
BYD, Cl A	601	21,337
BYD, Cl H	5,500	175,459
China Tourism Group Duty Free, Cl A	600	9,116
China Tourism Group Duty Free, Cl H *	400	5,410
Chow Tai Fook Jewellery Group	11,000	19,764
East Buy Holding *	2,000	6,508
Ecovacs Robotics, Cl A	100	1,069
Geely Automobile Holdings	32,000	39,037
Haier Smart Home, Cl A	2,000	6,455
Haier Smart Home, Cl H	13,200	41,520
Hangzhou Robam Appliances, Cl A	300	1,043
JD.com, Cl A	12,650	213,723
Jiumaojiu International Holdings	5,000	8,192
Li Auto, Cl A *	6,200	107,202
MINISO Group Holding ADR	522	8,869
NIO ADR *	7,812	75,698
Pop Mart International Group	2,800	6,224
Shanghai Yuyuan Tourist Mart Group, Cl A	1,200	1,132
TCL Technology Group, Cl A	6,000	3,250
Tongcheng Travel Holdings *	6,800	14,213
Vipshop Holdings ADR *	1,986	32,769
XPeng, Cl A *	5,600	35,730
Yadea Group Holdings	6,000	13,644
Yum China Holdings	2,344	132,436
		1,381,301
Consumer Staples — 4.5%
Alibaba Health Information Technology *	12,000	7,212
Angel Yeast, Cl A	300	1,493
Anjoy Foods Group, Cl A	100	2,018

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
By-health, Cl A	600	$1,978
China Feihe	20,000	11,127
China Mengniu Dairy	18,000	67,759
Dali Foods Group	12,500	5,583
Henan Shuanghui Investment & Development, Cl A	1,200	4,040
Inner Mongolia Yili Industrial Group, Cl A	2,200	8,564
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A *	300	1,517
Nongfu Spring, Cl H	9,600	52,982
Ping An Healthcare and Technology *	3,000	7,251
Uni-President China Holdings	8,000	6,738
Want Want China Holdings	26,000	17,252
Yihai International Holding	3,000	6,424
Yihai Kerry Arawana Holdings, Cl A	400	2,199
		204,137
Energy — 0.0%
Offshore Oil Engineering, Cl A	1,400	1,126

Financials — 17.2%
Agricultural Bank of China, Cl A	28,500	13,829
Agricultural Bank of China, Cl H	162,000	63,670
China Construction Bank, Cl H	533,000	344,832
China Merchants Bank, Cl A	6,900	31,072
China Merchants Bank, Cl H	21,500	97,670
Far East Horizon	8,000	6,329
Huatai Securities, Cl A	2,500	4,732
Huatai Securities, Cl H	7,200	8,894
Industrial & Commercial Bank of China, Cl A	20,800	13,781
Industrial & Commercial Bank of China, Cl H	311,000	165,886
Postal Savings Bank of China, Cl A	9,800	6,588
Postal Savings Bank of China, Cl H	44,000	27,063
		784,346
Health Care — 8.6%
3SBio	10,500	10,545
Beijing Tongrentang, Cl A	400	3,165
China Medical System Holdings	8,000	13,026
China Resources Pharmaceutical Group	8,500	7,397
China Resources Sanjiu Medical & Pharmaceutical, Cl A	400	3,335
CSPC Pharmaceutical Group	49,800	43,276
Genscript Biotech *	6,000	13,475
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	500	2,191
Guangzhou Kingmed Diagnostics Group, Cl A	200	2,076
Hangzhou Tigermed Consulting, Cl A	100	887
Hangzhou Tigermed Consulting, Cl H	600	3,419
Hansoh Pharmaceutical Group	8,000	12,863

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Huadong Medicine, Cl A	700	$4,173
Jafron Biomedical, Cl A	300	956
Jiangsu Hengrui Pharmaceuticals, Cl A	2,100	13,827
Joincare Pharmaceutical Group Industry, Cl A	700	1,223
Jointown Pharmaceutical Group, Cl A	894	1,276
Livzon Pharmaceutical Group, Cl A	200	1,070
Microport Scientific *	4,500	8,131
Ovctek China, Cl A	380	1,577
Pharmaron Beijing, Cl A	350	1,842
Pharmaron Beijing, Cl H	1,150	3,551
Shandong Weigao Group Medical Polymer, Cl H	14,400	18,816
Shanghai Fosun Pharmaceutical Group, Cl A	800	3,398
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	8,001
Shanghai Pharmaceuticals Holding, Cl A	1,000	3,080
Shanghai Pharmaceuticals Holding, Cl H	4,100	8,120
Shenzhen Mindray Bio-Medical Electronics, Cl A	500	20,605
Sinopharm Group, Cl H	7,600	23,760
Topchoice Medical, Cl A *	200	2,663
WuXi AppTec, Cl A	920	7,880
WuXi AppTec, Cl H	2,100	16,748
Wuxi Biologics Cayman *	21,000	100,624
Yunnan Baiyao Group, Cl A	620	4,473
Zai Lab *	5,100	13,667
Zhangzhou Pientzehuang Pharmaceutical, Cl A	200	7,873
Zhejiang Jiuzhou Pharmaceutical, Cl A	300	1,129
		394,118
Industrials — 7.7%
Air China, Cl A *	2,600	2,945
Air China, Cl H *	12,000	8,545
Beijing Capital International Airport, Cl H *	12,000	7,764
Beijing Easpring Material Technology, Cl A	200	1,384
BOC Aviation	1,200	9,701
China Baoan Group, Cl A	900	1,493
China Communications Services, Cl H	14,000	6,896
China Conch Venture Holdings	8,500	11,064
China Eastern Airlines, Cl A *	3,800	2,486
China Everbright Environment Group	21,000	8,280
China Lesso Group Holdings	7,000	4,591
China Southern Airlines, Cl A *	3,800	3,150
China Southern Airlines, Cl H *	12,000	6,768
CITIC	33,000	39,373
Contemporary Amperex Technology, Cl A	1,400	44,030
COSCO SHIPPING Holdings, Cl A	4,300	5,556
COSCO SHIPPING Holdings, Cl H	21,500	19,369

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Fosun International	13,500	$9,268
Ginlong Technologies, Cl A	100	1,431
Haitian International Holdings	3,000	6,998
Jiangsu Expressway, Cl H	8,000	7,370
Jiangsu Zhongtian Technology, Cl A	1,200	2,624
Kuang-Chi Technologies, Cl A	700	1,468
Ming Yang Smart Energy Group, Cl A	800	1,856
Pylon Technologies, Cl A	200	5,450
SF Holding, Cl A	1,700	10,537
Shanghai Electric Group, Cl A *	4,200	2,638
Shanghai M&G Stationery, Cl A	400	2,455
Shenzhen Inovance Technology, Cl A	450	3,972
Shenzhen International Holdings	8,413	7,408
Shuangliang Eco-Energy Systems, Cl A	600	1,153
Sungrow Power Supply, Cl A	500	8,016
Sunwoda Electronic, Cl A	600	1,346
Titan Wind Energy Suzhou, Cl A	600	1,256
Weichai Power, Cl A	2,300	3,939
Weichai Power, Cl H	11,000	16,114
Xinjiang Goldwind Science & Technology, Cl A	1,200	1,752
Zhejiang Chint Electrics, Cl A	800	3,041
Zhejiang Expressway, Cl H	8,000	6,074
Zhejiang Weixing New Building Materials, Cl A	600	1,694
Zoomlion Heavy Industry Science and Technology, Cl A	2,400	2,227
ZTO Express Cayman ADR	2,368	59,389
		352,871
Information Technology — 1.7%
AAC Technologies Holdings	4,500	10,589
Kingdee International Software Group *	16,000	21,397
Lenovo Group	42,000	43,787
		75,773
Materials — 1.5%
BBMG, Cl A	2,800	839
Chengxin Lithium Group, Cl A	300	1,314
China Jushi, Cl A	1,386	2,698
China Resources Cement Holdings	14,000	5,770
CMOC Group, Cl A	5,900	4,323
CMOC Group, Cl H	21,000	10,987
Ganfeng Lithium Group, Cl A	540	4,525
Ganfeng Lithium Group, Cl H	2,280	14,867
GEM, Cl A	1,700	1,615
Huaxin Cement, Cl A	500	849
Jiangsu Eastern Shenghong, Cl A	2,000	3,250
Shandong Nanshan Aluminum, Cl A	3,900	1,619

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Shanghai Putailai New Energy Technology, Cl A	770	$4,045
Sichuan Yahua Industrial Group, Cl A	400	978
Sinopec Shanghai Petrochemical, Cl A	2,400	1,026
Skshu Paint, Cl A *	196	1,763
Yunnan Energy New Material, Cl A *	300	3,973
Zangge Mining, Cl A	500	1,551
Zhejiang Huayou Cobalt, Cl A	580	3,660
		69,652
Real Estate — 4.4%
China Jinmao Holdings Group	30,000	4,402
China Overseas Land & Investment	21,500	46,860
China Resources Land	18,000	76,258
China Vanke, Cl A	3,200	6,167
China Vanke, Cl H	12,100	16,243
Country Garden Services Holdings	12,000	15,496
Greentown China Holdings	5,000	5,009
Greentown Service Group	10,000	4,785
Longfor Group Holdings	10,500	25,511
Shimao Group Holdings * (A)	12,500	—
		200,731
Utilities — 2.4%
Beijing Enterprises Water Group	24,000	5,696
CECEP Solar Energy, Cl A	1,300	1,212
CECEP Wind-Power, Cl A	2,200	1,110
China Resources Gas Group	5,300	18,125
China Three Gorges Renewables Group, Cl A	9,500	7,012
ENN Energy Holdings	4,500	56,045
ENN Natural Gas, Cl A	900	2,348
Kunlun Energy	22,000	17,293
		108,841
TOTAL CHINA		4,503,392

HONG KONG — 0.7%
Consumer Staples — 0.2%
Vinda International Holdings	3,000	7,465

Schedule of Investments (Unaudited) June 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.5%
Sino Biopharmaceutical	59,000	$25,673

TOTAL HONG KONG		33,138

TOTAL COMMON STOCK (Cost $5,328,100)		4,536,530

TOTAL INVESTMENTS — 99.4% (Cost $5,328,100)		4,536,530
OTHER ASSETS LESS LIABILITIES – 0.6%		27,457
NET ASSETS - 100%		$4,563,987

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-021-0500

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 100.1% ‡
CHINA — 100.1%
Industrials — 1.5%
Suzhou Maxwell Technologies, Cl A	9,500	$221,190

Information Technology — 98.6%
Advanced Micro-Fabrication Equipment China, Cl A *	22,057	474,352
Avary Holding Shenzhen, Cl A	80,585	269,067
BOE Technology Group, Cl A	1,300,130	730,952
Chaozhou Three-Circle Group, Cl A *	67,464	272,182
China Resources Microelectronics, Cl A	45,723	329,403
China Zhenhua Group Science & Technology, Cl A	17,800	234,526
Foxconn Industrial Internet, Cl A	441,374	1,528,925
GigaDevice Semiconductor, Cl A	23,300	340,301
GoerTek, Cl A	119,122	290,649
Hangzhou Silan Microelectronics, Cl A	49,700	206,799
Hua Hong Semiconductor *	45,000	147,003
Luxshare Precision Industry, Cl A	246,905	1,101,345
Maxscend Microelectronics, Cl A	18,269	242,662
Montage Technology, Cl A	39,936	315,215
National Silicon Industry Group, Cl A *	93,778	269,418
NAURA Technology Group, Cl A	17,518	764,913
Sanan Optoelectronics, Cl A	175,100	414,956
Shenzhen Transsion Holdings, Cl A	29,123	588,481
Sunny Optical Technology Group	34,300	342,055
TCL Zhonghuan Renewable Energy Technology, Cl A	142,100	648,502
Unigroup Guoxin Microelectronics, Cl A	29,500	378,137
Will Semiconductor Shanghai, Cl A	42,506	572,837
Wingtech Technology, Cl A	43,755	294,114
Xiaomi, Cl B *	670,800	917,614
Yealink Network Technology, Cl A	44,932	216,606
Zhejiang Dahua Technology, Cl A	127,200	345,329
Zhejiang Jingsheng Mechanical & Electrical, Cl A	44,120	429,992
Zhongji Innolight, Cl A	29,000	587,789
ZTE, Cl H	240,600	964,046
		14,218,170
TOTAL CHINA		14,439,360

TOTAL COMMON STOCK (Cost $17,112,941)		14,439,360

TOTAL INVESTMENTS — 100.1% (Cost $17,112,941)		14,439,360
OTHER ASSETS LESS LIABILITIES – (0.1)%		(11,797)
NET ASSETS - 100%		$14,427,563

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CICC China 5G & Semiconductor Index ETF (concluded)

See “Glossary” for abbreviations.

KRS-QH-022-0500

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
CHINA — 99.8%
Consumer Discretionary — 33.4%
ANTA Sports Products	25,400	$259,458
Bosideng International Holdings	102,000	42,952
DR, Cl A	10,600	55,996
Ecovacs Robotics, Cl A	4,500	48,106
Gree Electric Appliances of Zhuhai, Cl A	53,000	265,991
Haidilao International Holding *	44,000	96,797
Haier Smart Home, Cl A	110,400	356,325
Li Ning	48,000	258,173
Midea Group, Cl A	58,865	476,759
Oppein Home Group, Cl A	3,900	51,358
Shenzhen Overseas Chinese Town, Cl A *	98,500	59,576
		1,971,491
Consumer Staples — 65.4%
China Mengniu Dairy	71,000	267,272
China Resources Beer Holdings	42,000	276,548
Chongqing Brewery, Cl A	5,136	65,065
Eastroc Beverage Group, Cl A	2,200	52,287
Foshan Haitian Flavouring & Food, Cl A	38,427	247,473
Henan Shuanghui Investment & Development, Cl A	28,135	94,714
Hengan International Group	17,000	71,587
Inner Mongolia Yili Industrial Group, Cl A	69,200	269,388
Jiangsu Yanghe Brewery JSC, Cl A	14,417	260,306
Kweichow Moutai, Cl A	2,500	581,116
Luzhou Laojiao, Cl A	14,100	406,188
Proya Cosmetics, Cl A	3,920	60,566
Shanghai Bairun Investment Holding Group, Cl A	13,900	69,454
Shanghai Flyco Electrical Appliance, Cl A	11,417	99,013
Shanxi Xinghuacun Fen Wine Factory, Cl A	10,300	262,031
Tsingtao Brewery, Cl H	18,000	163,540
Want Want China Holdings	128,000	84,935
Wuliangye Yibin, Cl A	23,600	530,633
		3,862,116
Real Estate — 1.0%
Youngor Group, Cl A	68,500	59,416

TOTAL CHINA		5,893,023

TOTAL COMMON STOCK (Cost $6,951,028)		5,893,023

TOTAL INVESTMENTS — 99.8% (Cost $6,951,028)		5,893,023
OTHER ASSETS LESS LIABILITIES – 0.2%		11,313
NET ASSETS - 100%		$5,904,336

Schedule of Investments (Unaudited) June 30, 2023

KraneShares CICC China Consumer Leaders Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-023-0500

Schedule of Investments (Unaudited) June 30, 2023

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.5% ‡
CHINA — 99.5%
Consumer Discretionary — 4.2%
Beijing Roborock Technology, Cl A	18,743	$826,200
Ninebot *	143,328	726,018
Tianneng Battery Group, Cl A	45,377	229,792
		1,782,010
Health Care — 6.2%
Bloomage Biotechnology, Cl A	64,241	787,338
iRay Technology, Cl A	16,966	658,688
MGI Tech, Cl A	12,472	148,399
Shanghai Junshi Biosciences, Cl A *	127,767	676,876
Shanghai United Imaging Healthcare, Cl A	19,235	364,907
		2,636,208
Industrials — 10.7%
AVIC Chengdu UAS, Cl A	45,012	317,351
GoodWe Technologies, Cl A	34,506	791,453
Hoymiles Power Electronics, Cl A	11,129	543,300
Ningbo Ronbay New Energy Technology, Cl A	105,264	781,652
Pylon Technologies, Cl A	29,279	797,900
Sany Heavy Energy, Cl A	47,592	210,784
Zhuhai CosMX Battery, Cl A	224,431	621,637
Zhuzhou CRRC Times Electric, Cl A	86,914	500,113
		4,564,190
Information Technology — 72.1%
3peak, Cl A	22,056	660,945
ACM Research Shanghai, Cl A	28,912	438,759
Advanced Micro-Fabrication Equipment China, Cl A *	144,285	3,102,957
Amlogic Shanghai, Cl A *	97,134	1,125,851
ASR Microelectronics, Cl A *	69,735	722,676
Beijing Kingsoft Office Software, Cl A	61,552	3,995,448
Cambricon Technologies, Cl A *	69,451	1,794,797
China Railway Signal & Communication, Cl A	862,332	687,514
China Resources Microelectronics, Cl A	176,059	1,268,386
Everdisplay Optronics Shanghai, Cl A *	1,389,335	485,087
GalaxyCore, Cl A	166,637	362,374
Guobo Electronics, Cl A	11,853	129,042
Hygon Information Technology, Cl A	77,138	723,898
Jinko Solar, Cl A	666,845	1,288,811
Loongson Technology, Cl A *	11,883	187,503
Montage Technology, Cl A	265,156	2,092,877
National Silicon Industry Group, Cl A *	455,398	1,308,327
Qi An Xin Technology Group, Cl A *	91,381	650,801
Shanghai Friendess Electronic Technology, Cl A	19,469	504,639
Shanghai Fudan Microelectronics Group, Cl A	88,745	611,168

Schedule of Investments (Unaudited) June 30, 2023

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Shenzhen Transsion Holdings, Cl A	107,222	$2,166,607
SICC, Cl A *	28,655	291,245
Suzhou Novosense Microelectronics, Cl A	14,153	308,097
Trina Solar, Cl A	362,334	2,122,265
Verisilicon Microelectronics Shanghai, Cl A *	83,250	823,025
Xinjiang Daqo New Energy, Cl A	213,797	1,188,773
Yuneng Technology, Cl A	11,203	289,248
Zhejiang Supcon Technology, Cl A	157,226	1,356,831
		30,687,951
Materials — 6.3%
Cathay Biotech, Cl A	58,343	499,314
Hunan Changyuan Lico, Cl A	321,620	498,248
Suzhou Nanomicro Technology, Cl A	67,320	359,513
Western Superconducting Technologies, Cl A	151,628	1,161,578
Zhongfu Shenying Carbon Fiber, Cl A	27,007	136,171
		2,654,824
TOTAL CHINA		42,325,183

TOTAL COMMON STOCK (Cost $51,825,767)		42,325,183

TOTAL INVESTMENTS — 99.5% (Cost $51,825,767)		42,325,183
OTHER ASSETS LESS LIABILITIES – 0.5%		219,257
NET ASSETS - 100%		$42,544,440

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary for abbreviations”.

KRS-QH-024-0500

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 90.5% ‡
CHINA — 90.5%
Communication Services — 25.1%
Baidu, Cl A *	16,500	$279,611
Bilibili, Cl Z *	7,620	113,474
China Literature *	13,000	54,660
Kingsoft	27,000	106,290
Kuaishou Technology, Cl B *	40,200	274,700
NetEase	14,605	284,399
Tencent Holdings	12,900	545,854
Weibo, Cl A *	140	1,833
		1,660,821
Consumer Discretionary — 38.6%
Alibaba Group Holding *	52,000	538,805
Haier Smart Home, Cl H	68,826	216,492
JD.com, Cl A	16,710	282,309
Li Auto, Cl A *	35,200	608,631
Meituan, Cl B *	34,880	544,346
NIO, Cl A *	1,430	13,841
Trip.com Group *	3,850	133,924
XPeng, Cl A *	34,100	217,569
		2,555,917
Consumer Staples — 5.0%
Alibaba Health Information Technology *	154,000	92,558
JD Health International *	31,350	197,823
Ping An Healthcare and Technology *	17,300	41,812
		332,193
Financials — 1.0%
ZhongAn Online P&C Insurance, Cl H *	24,000	65,232

Information Technology — 20.8%
AAC Technologies Holdings	20,500	48,238
BYD Electronic International	22,500	68,046
GDS Holdings, Cl A *	10,800	14,746
Hua Hong Semiconductor *	19,000	62,068
Kingdee International Software Group *	79,000	105,648
Lenovo Group	206,000	214,764
SenseTime Group, Cl B *	472,000	124,676
Sunny Optical Technology Group	20,140	200,845

Schedule of Investments (Unaudited) June 30, 2023

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Xiaomi, Cl B *	390,800	$534,591
		1,373,622
TOTAL CHINA		5,987,785

TOTAL COMMON STOCK (Cost $5,765,618)		5,987,785

TOTAL INVESTMENTS — 90.5% (Cost $5,765,618)		5,987,785
OTHER ASSETS LESS LIABILITIES – 9.5%		632,134
NET ASSETS - 100%		$6,619,919

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary for abbreviations”.

KRS-QH-028-0500

Schedule of Investments (Unaudited) June 30, 2023

KraneShares China Innovation ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 100.0%
KraneShares CICC China 5G and Semiconductor Index ETF (A)	14,816	$251,860
KraneShares CSI China Internet ETF * (A)	15,155	408,124
KraneShares MSCI All China Health Care Index ETF (A)	17,947	323,455
KraneShares MSCI China Clean Technology Index ETF (A)	11,210	311,975
KraneShares SSE STAR Market 50 Index ETF * (A)	10,161	148,703
TOTAL EXCHANGE - TRADED FUNDS (Cost $2,325,788)		1,444,117

TOTAL INVESTMENTS — 100.0% (Cost $2,325,788)		1,444,117
OTHER ASSETS LESS LIABILITIES – 0.0%		368
NET ASSETS - 100%		$1,444,485

*	Non-income producing security.
(A)	Affiliated Investment.

Transactions with affiliated companies during the period ended June 30, 2023 are as follows:

Value as of 3/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2023	Dividend Income	Capital Gain Distributions
KraneShares CICC China 5G and Semiconductor Index ETF
$262,320	$—	$—	$(10,460)	$—	$251,860	$816	$—
KraneShares CSI China Internet ETF
472,684	—	—	(64,560)	—	408,124	—	—
KraneShares MSCI All China Health Care Index ETF
368,272	—	—	(44,817)	—	323,455	217	—
KraneShares MSCI China Clean Technology Index ETF
320,491	—	—	(8,516)	—	311,975	1,029	—
KraneShares SSE STAR Market 50 Index ETF
172,534	—	—	(23,831)	—	148,703	—	—
$1,596,301	$—	$—	$(152,184)	$—	$1,444,117	$2,062	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-032-0400

Schedule of Investments (Unaudited) June 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
AUSTRALIA — 15.9%
Communication Services — 1.2%
carsales.com	2,171	$34,423

Consumer Discretionary — 3.3%
JB Hi-Fi	3,163	92,114

Financials — 1.3%
Steadfast Group	8,811	35,190

Health Care — 2.7%
EBOS Group	1,106	24,902
Sonic Healthcare	2,143	50,740
		75,642
Information Technology — 1.2%
Altium	722	17,744
Technology One	1,609	16,761
		34,505
Materials — 2.5%
Brickworks	2,376	42,165
Northern Star Resources	3,172	25,506
		67,671
Real Estate — 1.4%
Charter Hall Group †	5,294	37,742

Utilities — 2.3%
APA Group	9,629	62,108

TOTAL AUSTRALIA		439,395

CHINA — 19.8%
Consumer Discretionary — 1.8%
Bosideng International Holdings	120,000	50,532

Financials — 2.2%
Ping An Insurance Group of China, Cl H	9,500	60,431

Health Care — 6.0%
China Medical System Holdings	39,000	63,502
CSPC Pharmaceutical Group	28,000	24,332
Sinopharm Group, Cl H	24,800	77,534
		165,368
Real Estate — 5.0%
China Resources Land	14,000	59,311

Schedule of Investments (Unaudited) June 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Longfor Group Holdings	32,000	$77,748
		137,059
Utilities — 4.8%
China Gas Holdings	44,000	50,364
Guangdong Investment	94,000	81,086
		131,450
TOTAL CHINA		544,840

HONG KONG — 8.8%
Financials — 0.7%
AIA Group	2,000	20,188

Industrials — 1.0%
Techtronic Industries	2,500	27,164

Real Estate — 2.1%
Swire Properties	23,800	58,493

Utilities — 5.0%
CK Infrastructure Holdings	15,000	79,339
Hong Kong & China Gas	67,000	57,881
		137,220
TOTAL HONG KONG		243,065

INDIA — 0.8%
Information Technology — 0.8%
Infosys ADR	1,454	23,366
TOTAL INDIA		23,366

INDONESIA — 1.0%
Financials — 1.0%
Bank Central Asia	44,700	27,281
TOTAL INDONESIA		27,281

JAPAN — 33.3%
Communication Services — 1.8%
Hakuhodo DY Holdings	1,200	12,553
KDDI	600	18,473
Nippon Telegraph & Telephone	15,000	17,695
		48,721
Consumer Discretionary — 4.3%
Fujitsu General	200	4,342
Hikari Tsushin	100	14,253
Open House Group	500	17,874

Schedule of Investments (Unaudited) June 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Rinnai	300	$6,499
Sekisui Chemical	1,200	17,203
Sekisui House	1,300	26,133
Seria	500	7,943
TS Tech	1,900	23,846
		118,093
Consumer Staples — 4.1%
Asahi Group Holdings	500	19,283
Kao	400	14,430
Lion	900	8,360
Morinaga	500	15,584
Seven & i Holdings	300	12,879
Sundrug	500	14,765
Takara Holdings	2,300	18,594
Welcia Holdings	200	4,145
Yakult Honsha	100	6,299
		114,339
Financials — 3.6%
Chiba Bank	2,000	12,093
SBI Holdings *	1,600	30,647
Tokio Marine Holdings	900	20,642
Tokyo Century	600	21,487
Zenkoku Hosho	400	13,832
		98,701
Health Care — 3.1%
Alfresa Holdings	1,500	22,354
Astellas Pharma	1,100	16,355
Mani	600	7,047
Medipal Holdings	1,100	17,892
Shionogi	200	8,399
Ship Healthcare Holdings	400	6,587
Terumo	200	6,313
		84,947
Industrials — 3.9%
Benefit One	600	6,082
COMSYS Holdings	1,300	25,584
EXEO Group	1,400	27,984
Kurita Water Industries	200	7,602
Sanwa Holdings	2,300	29,686
SHO-BOND Holdings	300	11,864
		108,802

Schedule of Investments (Unaudited) June 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 4.5%
Azbil	400	$12,539
Itochu Techno-Solutions	700	17,610
Murata Manufacturing	200	11,397
NEC Networks & System Integration	1,200	16,472
Nomura Research Institute	300	8,222
NTT Data	400	5,554
Oracle Japan NIP	200	14,792
Otsuka	500	19,327
SCSK	900	14,070
TIS	200	4,969
		124,952
Materials — 2.3%
Nippon Sanso Holdings	600	12,919
Nissan Chemical	300	12,804
Nitto Denko	300	22,064
Shin-Etsu Chemical	500	16,494
		64,281
Real Estate — 5.1%
Aeon Mall	1,200	15,451
Hulic	2,600	22,144
Japan Metropolitan Fund Invest †	31	20,654
Japan Real Estate Investment †	5	18,957
Mori Hills REIT Investment †	18	18,357
Nomura Real Estate Holdings	900	21,259
Tokyo Tatemono	1,800	23,046
		139,868
Utilities — 0.6%
Nippon Gas	1,100	15,385

TOTAL JAPAN		918,089

NEW ZEALAND — 1.0%
Health Care — 1.0%
Fisher & Paykel Healthcare	1,871	28,084
TOTAL NEW ZEALAND		28,084

PHILIPPINES — 1.6%
Industrials — 1.6%
International Container Terminal Services	11,640	42,976
TOTAL PHILIPPINES		42,976

Schedule of Investments (Unaudited) June 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
TAIWAN — 15.5%
Financials — 1.2%
Chailease Holding	5,000	$32,750

Information Technology — 14.3%
Advantech	3,000	39,445
Sinbon Electronics	4,000	47,456
Wistron	105,000	306,122
		393,023
TOTAL TAIWAN		425,773

THAILAND — 0.6%
Financials — 0.6%
Krungthai Card	12,300	17,173
TOTAL THAILAND		17,173

UNITED STATES — 1.0%
Information Technology — 1.0%
Computershare	1,740	27,079
TOTAL UNITED STATES		27,079

TOTAL COMMON STOCK (Cost $2,522,051)		2,737,121

TOTAL INVESTMENTS — 99.3% (Cost $2,522,051)		2,737,121
OTHER ASSETS LESS LIABILITIES – 0.7%		18,515
NET ASSETS - 100%		$2,755,636

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

KRS-QH-035-0200

Schedule of Investments (Unaudited) June 30, 2023

KraneShares China Internet and Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 101.8%
KraneShares CSI China Internet ETF (A)	1,312,312	$35,340,562
TOTAL EXCHANGE - TRADED FUND (Cost $35,496,691)		35,340,562

TOTAL INVESTMENTS — 101.8% (Cost $35,496,691)		35,340,562
OTHER ASSETS LESS LIABILITIES – (1.8)%		(611,897)
NET ASSETS - 100%		$34,728,665

WRITTEN OPTIONS — (3.3)%
(Premiums Received $1,663,845)		$(1,134,718)

(A)	Affiliated Investment.

Written options contracts outstanding as of June 30, 2023 were as follows:

	Number of	Notional	Exercise	Expiration	Market
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS — (3.3)%

Call Options
KWEB US	(1,092)	(2,940,756)	$27.00	07/10/23	$(59,678)
KWEB US	(865)	(2,329,445)	27.84	07/24/23	(54,002)
KWEB US	(516)	(1,389,588)	29.25	07/24/23	(14,479)
KWEB US	(1,355)	(3,649,015)	29.52	07/24/23	(32,493)
KWEB US	(660)	(1,777,380)	29.81	07/24/23	(13,358)
KWEB US	(1,654)	(4,454,222)	26.76	07/31/23	(207,379)
KWEB US	(540)	(1,454,220)	26.89	07/31/23	(64,076)
KWEB US	(865)	(2,329,445)	27.51	07/31/23	(78,049)
KWEB US	(1,800)	(4,847,400)	27.75	07/31/23	(145,440)
KWEB US	(507)	(1,365,351)	26.83	08/07/23	(69,109)
KWEB US	(3,100)	(8,348,300)	26.93	08/07/23	(378,200)
KWEB US	(169)	(455,117)	27.40	08/07/23	(18,455)

Total Written Options
(Premiums Received $1,663,845)					$(1,134,718)

Transactions with affiliated companies during the period ended June 30, 2023 are as follows:

Value as of 3/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2023	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$5,642,645	$44,013,959	$(12,956,593)	$171,902	$(1,531,351)	$35,340,562	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

KRS-QH-037-0100

Schedule of Investments/Consolidated Schedules of Investments June 30, 2023

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

BV — Business Value

BVI — Business Volume Indicator

Cl — Class

CNY — Chines Yuan

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treas Yield Curve Rate T Note Const Mat 5 Yr

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USISOA05 — USD SOFR Spread-Adjusted ICE Swap Rate 5 Years